PROSPECTUS
March 1, 2012

T. Rowe Price Emerging Markets Bond Multi-Sector Account Portfolio

A fund seeking high current income and capital appreciation through investments in emerging market bonds.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Emerging Markets Bond Multi-Sector Account Portfolio 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 5 Useful Information on Distributions and Taxes 7 Transaction Procedures and Special Requirements 9
3	More About the Fund
Organization and Management 12 More Information About the Fund and Its Investment Risks 14 Investment Policies and Practices 18 Disclosure of Fund Portfolio Information 29 Rights Reserved by the Funds 30

SUMMARY

Investment Objective

The fund seeks high current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Other expenses	0.03%[a]

Total annual fund operating expenses	0.03%

a Other expenses are estimated for the current fiscal year. T. Rowe Price Associates, Inc. is required to bear any of the fund’s custody fees that exceed 0.025% of the fund’s average net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$3	$10

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business activities in, the emerging market countries of Latin America, Asia, Europe, Africa and the Middle East.

T. Rowe Price	2

There are no overall limits on the fund’s investments that are rated below investment-grade (BB or lower, or an equivalent rating) by a credit rating agency or are not rated by any credit rating agency but deemed to be below investment-grade by T. Rowe Price. Investments in below investment-grade bonds, also known as “junk bonds” in the U.S. bond market, should be considered speculative. Fund holdings may include the lowest-rated bonds, including those in default.

While it is expected that many of the securities held by the fund will be U.S. dollar-denominated, the fund may also hold securities denominated in emerging market currencies and other non-U.S. currencies. The extent, if any, to which the fund attempts to cushion the impact of non-U.S. currency fluctuations against the U.S. dollar depends on market conditions. Although the fund expects to maintain an intermediate- to long-term weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

While most assets will be invested directly in emerging markets bonds, the fund also enters into forward currency exchange contracts and credit default swaps in keeping with the fund’s objectives. Forward currency exchange contracts would typically be used to help protect the fund’s holdings from unfavorable changes in foreign currency exchange rates, although currency hedging techniques may be used from time to time in an effort to enhance the fund’s returns. Credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, to shift assets into or out of higher-yielding securities, or to alter geographic or currency exposure.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social or economic developments overseas. In

Summary	3

addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund may invest in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between foreign currencies and the U.S. dollar. Any attempts at currency hedging may not be successful and could cause the fund to lose money.

Credit risk This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk bonds”). The fund is exposed to greater credit risk than other bond funds because companies and governments in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit default swaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. Derivatives can be illiquid and

T. Rowe Price	4

difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance.

Performance Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Michael J. Conelius	Chairman of Investment Advisory Committee	2012	1988

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. Shares of the fund may only be purchased by or on behalf of institutional clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

There is no minimum amount required for initial or subsequent purchases. Fund shares may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business. Orders to purchase, redeem, or exchange fund shares must generally be requested by the persons at T. Rowe Price authorized to make investment decisions on behalf of the institutional client.

Tax Information

The fund declares dividends daily and pays any accrued dividends on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Distributions declared by the fund, as well as redemptions or exchanges of fund shares, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund and its related companies do not pay financial intermediaries for sales of the fund’s shares or related services.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures apply only to the T. Rowe Price Multi-Sector Account Portfolios, which are funds designed for use by certain institutional separate account clients of T. Rowe Price. These funds are not available for direct purchase by the public.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the New York Stock Exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value

T. Rowe Price	6

process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts.

Purchasing, Selling, or Exchanging Fund Shares

Shares of the T. Rowe Price Multi-Sector Account Portfolios (“Sector Portfolios”) are intended for purchase on behalf of institutional separately managed accounts for which T. Rowe Price or one of its affiliates has an agreement to provide discretionary investment management services. Accordingly, orders to purchase, redeem, or exchange shares of the Sector Portfolios are typically based on instructions from the personnel at T. Rowe Price authorized to make investment decisions for a particular separate account, although a transaction request may also be initiated directly by a separate account client. If a transaction request is received in correct form by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) before the close of the New York Stock Exchange (normally 4 p.m. ET), the transaction will be priced at that business day’s net asset value. If a transaction request is not received by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) until after the close of the New York Stock Exchange, the transaction will be priced at the next business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

There are no minimum or maximum limits on the amounts that must be invested in the Sector Portfolios. However, there are minimum investment requirements to establish a separate account with T. Rowe Price. The Sector Portfolios reserve the right to accept a purchase that is unaccompanied by payment. Payment for these shares must be received by the time designated by the Sector Portfolio (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled and the party responsible for the canceled purchase may bear the costs of any losses incurred by the Sector Portfolio.

For a redemption of shares from the Sector Portfolios, other than from the Mortgage-Backed Securities Multi-Sector Account Portfolio (“Mortgage-Backed Sector Portfolio”), proceeds are usually sent on the third business day following the trade date of the transaction (commonly referred to as “T+3” settlement). Redemption proceeds from a sale of shares from the Mortgage-Backed Sector Portfolio will typically be sent on the next business day following the trade date of the transaction. However, under certain circumstances and when deemed to be in a Sector Portfolio’s

Information About Accounts in T. Rowe Price Funds	7

best interests, the delivery of redemption proceeds may be delayed for up to seven calendar days after the trade date of the transaction.

Receiving the Proceeds From a Sale

The redemption proceeds from a sale of Sector Portfolio shares are generally used to purchase shares of another Sector Portfolio, used to purchase individual securities on behalf of the separate account, or remitted to the cash reserve position within the separate account. For any redemption not used for these purposes, the proceeds are typically sent by bank wire to the client’s custody account on the settlement date for the transaction. The Sector Portfolios also reserve the right, at the sole discretion of T. Rowe Price or one of its affiliates, to pay any redemption proceeds in whole or in part by an in-kind redemption of securities held by the Sector Portfolio in lieu of cash.

Because redemptions of Sector Portfolio shares (other than Mortgage-Backed Sector Portfolio shares) settle on a T+3 basis, proceeds from a redemption are not sent until at least the third business day after the trade date of the transaction.

Upon termination of an investment management agreement between a separate account client and T. Rowe Price (or one of its affiliates), any outstanding Sector Portfolio shares held by the client will be redeemed by T. Rowe Price in accordance with the terms of the agreement.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each Sector Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, the fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and were ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and consequently a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected.

T. Rowe Price	8

Dividends for the Sector Portfolios are declared daily and any accrued dividends for the month are typically paid on the first business day of the next month. Shares that are purchased, including any share purchases that are unaccompanied by payment, do not begin to earn dividends until the business day that payment is received by the Sector Portfolio. Shares that are redeemed continue to earn dividends through the calendar day prior to the date the redemption settles and proceeds are sent. Therefore, shares redeemed from the Mortgage-Backed Sector Portfolio will normally earn dividends through the redemption trade date and shares redeemed from the other Sector Portfolios will normally earn dividends through the second business day following the redemption trade date. However, for any shares that are redeemed on a business day prior to a weekend (or holiday) and proceeds are not sent until after the weekend (or holiday), those redeemed shares will continue to earn dividends through the weekend (or holiday). The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-B indicating the date and amount of each sale made in the fund during the prior year along with applicable cost basis information. This information will also be reported to the Internal Revenue Service.

Information About Accounts in T. Rowe Price Funds	9

Taxes on Fund Distributions

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-DIV, Form 1099-INT, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

Tax Consequences of Hedging

Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Eligible investors in the Sector Portfolios are currently limited to institutional clients that have entered into an investment management agreement for T. Rowe Price or one of its affiliates to serve as investment adviser to the client’s separately managed account. The Sector Portfolios are designed to be components of a separate account and seek to invest more efficiently in certain market sectors than is usually possible when buying individual securities for a separate account. Shares may generally only be purchased and held by institutional separate account clients with a U.S. address. Institutional separate account clients typically include corporate pension plans,

T. Rowe Price	10

public pension plans, endowments, and foundations. When opening an account, the entity will be required to provide various information, as well as documents governing the existence of the entity, in order for T. Rowe Price to verify the identity of the client and persons opening the account. Transaction orders are normally initiated based on instructions from the authorized persons at T. Rowe Price responsible for portfolio management of the separate account so separate account clients do not normally trade directly in the Sector Portfolios’ shares.

Redemption proceeds will usually be applied to the short-term investment fund or other cash reserves within the separate account, invested in shares of another Sector Portfolio, or used to purchase other securities at the discretion of T. Rowe Price on behalf of a separate account. Any proceeds not used for these purposes will normally be sent by wire, although clients may receive their redemption proceeds by check if they so request or are no longer eligible to invest in the Sector Portfolios. Proceeds are normally not sent until the third business day (the next business day for the Mortgage-Backed Sector Portfolio) after the redemption request is received and processed, but proceeds may take up to seven business days to be sent if, in the judgment of the fund, an earlier payment could adversely affect the fund.

The Sector Portfolios reserve the right to automatically redeem the shares of any investor that ceases to be eligible for investment in the funds. By purchasing shares of the Sector Portfolios and entering into an investment management agreement with T. Rowe Price or one of its affiliates, the separate account client agrees that T. Rowe Price or its affiliate may redeem all Sector Portfolio shares on behalf of the client upon termination of the client’s investment management agreement or failure to meet the funds’ eligibility criteria. The liquidation of shares under these circumstances may have tax consequences for the client.

Purchase Conditions

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars.

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash.

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have

Information About Accounts in T. Rowe Price Funds	11

adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders. These policies include trading limits on additional purchases and exchanges into funds under certain conditions, although shares of T. Rowe Price funds that are purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates are exempt from these trading limits.

Because the Sector Portfolios are designed to be components of separately managed accounts and serve as a part of an institutional client’s asset allocation strategy, Sector Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new cash flows or accommodate reductions in account size. These funds are managed in a manner consistent with their role as investment options for separately managed accounts and are exempt from the excessive and short-term trading policies adopted for other T. Rowe Price funds. For similar reasons, the funds do not charge a redemption fee on the sale of fund shares.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the “corporation”) was incorporated in Maryland in 2011. Currently, the corporation consists of six series, each representing a separate pool of assets with different objectives and investment policies. The fund is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price–specifically by the fund’s portfolio manager.

More About the Fund	13

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2011, T. Rowe Price and its affiliates (the “Firm”) managed approximately $489 billion for more than 11 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Michael J. Conelius, Chairman, Roy H. Adkins, Brian J. Brennan, Carolyn Hoi Che Chu, Bridget A. Ebner, Ian D. Kelson, Christopher J. Kushlis, Christopher C. Loop, Michael D. Oh, and Christopher J. Rothery. The following information describes the chairman’s experience during the past five years and provides the year that the chairman first joined the Firm. Mr. Conelius has been chairman since the fund’s inception in 2012. He joined the Firm in 1988 and his investment experience dates from that time. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund does not pay an investment management fee. However, the fund serves as an investment component within certain institutional separately managed accounts for which the investment adviser receives an investment management fee. Therefore, the investment adviser is compensated indirectly for its management of the fund pursuant to its investment management agreement with the institutional client.

The fund will bear all costs in connection with the custody of the fund’s assets up to 0.025% of the fund’s average net assets. Any custody fees in excess of this amount will be borne by the investment adviser. The investment adviser also pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price will appear in the fund’s semiannual report to shareholders for the period ended June 30.

T. Rowe Price	14

Fund Operations and Shareholder Services

T. Rowe Price provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc., acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

The fund is not available for direct purchase by the public. It is designed for investments by T. Rowe Price on behalf of institutional separate account clients.

For purposes of determining whether a particular country is considered a developed market or an emerging market, the fund uses the designation set forth by MSCI Barra, a third-party provider of benchmark indexes and data services for institutions worldwide. In determining the country classification for a particular security, the fund uses the country assigned to the security by MSCI Barra or another unaffiliated third-party data provider.

The fund focuses its investments on emerging market bonds, which provide potentially higher yields than bonds issued in the U.S. and foreign developed markets. Security selection relies heavily on research, which analyzes political and economic trends as well as the creditworthiness of particular issuers. This in-depth analysis seeks to identify shifts in country fundamentals, and considers the risk adjusted attractiveness of various emerging market countries.

The fund may enter into forward currency exchange contracts and currency swaps, purchase and write options on currencies, and purchase and sell currency futures contracts and related options thereon in an effort to hedge against a decline in the value of currencies in which its portfolio holdings are denominated, to increase exposure to a particular foreign currency or to shift its foreign currency exposure from one country to another, or to enhance the fund’s returns. The fund uses credit default swaps in an effort to manage exposure to changes in credit quality, to protect the value of certain portfolio holdings or protect against a specified credit event, to adjust portfolio duration, or to enhance the fund’s return.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money in the fund. Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Some particular risks affecting the fund include the following:

Currency risk This is the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that foreign currency. The overall impact on a fund’s holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio, how each currency appreciates or depreciates in relation to the U.S. dollar,

More About the Fund	15

and whether currency positions are hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time, particularly with respect to emerging markets currencies. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or by currency controls or political developments. Although some bonds held by the fund may be denominated in U.S. dollars to improve their marketability, this does not protect them from substantial price declines in the face of political and economic turmoil. Currency trends are unpredictable, and to the extent the fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed. Furthermore, hedging and trading costs can be significant and reduce fund net asset value, and many emerging market currencies cannot be effectively hedged.

Other risks of foreign investing Risks can result from varying stages of economic and political development, differing regulatory environments, trading days and accounting standards, uncertain tax laws, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. A trading market may close without warning for extended time periods, preventing a fund from buying or selling securities in that market.

Emerging markets risk Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East, and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of emerging market countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have legacies and periodic episodes of hyperinflation and currency devaluations, particularly Russia and many Latin American nations, and more recently many Asian countries. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Foreign investments may be restricted and subject to greater government control, including repatriation of sales proceeds. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative.

While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue. Significant risks, such as war and terrorism, currently affect some emerging market countries. Fund performance will likely be hurt by exposure to nations in the

T. Rowe Price	16

midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. The volatility of emerging markets may be heightened by the actions (such as significant buying or selling) of a few major investors. For example, substantial decreases in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, cause fund share prices to decline.

All of these factors make investing in such countries significantly riskier than in other countries and any one of these could cause a fund’s share price to decline.

Credit risk This is the chance that an issuer of a debt security or counterparty to over-the-counter derivatives held by a fund will default (fail to make scheduled payments), potentially reducing the fund’s income and share price. This risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade.

Companies and governments issuing lower-rated bonds are not as strong financially as those with higher credit ratings, and their bonds are often viewed as speculative investments. Such issuers are more vulnerable to real or perceived business setbacks and to changes in the economy, such as a recession, that might impair their ability to make timely interest and principal payments. Certain less-developed governments have in the past defaulted on payment of interest and principal on debt they have issued. As a result, your portfolio managers rely heavily on proprietary T. Rowe Price and T. Rowe Price International research when selecting these investments.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and the fund may not be able to sell a holding readily at a price that reflects what the fund believes it should be worth. Less liquid securities can also become more difficult to value.

Emerging market bonds are generally less liquid than higher-quality bonds issued by companies and governments in developed countries. Consequently, large purchases or sales of certain high-yield, emerging market debt issues may cause significant changes in their prices. Because many of these bonds do not trade frequently, when they do trade, their prices may be substantially higher or lower than had been expected. A lack of liquidity also means that more subjectivity will be used in establishing the fair value of the securities.

Interest rate risk This is the risk that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Prices fall because the bonds in the fund’s portfolio become less attractive to other investors when securities with higher yields become available. Generally, the longer the maturity of a security or the longer a bond fund’s weighted average maturity, the

More About the Fund	17

greater its interest rate risk. Because the fund may invest in debt securities of any maturity, it carries more interest rate risk than a fund that invests in shorter-term securities.

Other factors The major factor influencing prices of high-quality bonds is changes in interest rate levels, but this is only one of several factors affecting prices of lower-quality bonds. Because the credit quality of the issuer is lower, such bonds are more sensitive to developments affecting the issuer’s underlying fundamentals (for example, changes in financial condition or a particular country’s general economy). In addition, the entire bond market in an emerging market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by institutional investors, a high-profile default, a political upheaval of some kind, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds, but investors in lower-quality bonds should also anticipate it.

Since mutual funds can be a major source of demand in certain markets, substantial cash flows into and out of these funds can affect high-yield and emerging market bond prices. If, for example, a significant number of funds were to sell bonds to meet shareholder redemptions, both bond prices and a fund’s share price could fall more than underlying fundamentals might justify.

Nondiversified risk Because it is nondiversified, the fund can invest more of its assets in a smaller number of issuers than diversified funds. Concentrating investments could result in greater potential losses than for funds investing in a broader variety of issuers.

Derivatives risk To the extent the fund uses forward currency exchange contracts, it is exposed to additional volatility and losses in excess of the fund’s initial investment and the risk that anticipated currency movements will not be accurately predicted. If currency values and exchange rates move in a direction not predicted by the investment adviser, the fund could be in a worse position than if it had not entered into such transactions. Any attempts at hedging currencies may not be successful and could cause the fund to lose money or fail to get the benefit of a gain on a hedged position. The fund’s use of credit default swaps exposes the fund to the risks that anticipated changes in the creditworthiness of an issuer, or the likelihood of a particular credit event, will not be accurately predicted.

Efforts to reduce risk Consistent with the fund’s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

• Thorough credit research by our own analysts.

• Adjusting fund duration to try to reduce the drop in the fund’s price when interest rates rise or to benefit from the rise in price when rates fall.

• Management of the impact of foreign currency changes on the fund’s portfolio.

T. Rowe Price	18

While most assets will be invested in emerging market bonds, forward currency exchange contracts and credit default swaps, other strategies may be employed that are not considered part of the fund’s principal investment strategies. Such investments may include convertible bonds and, to a limited extent, other types of derivatives that are consistent with the fund’s investment program. Convertible bonds carry risks typically associated with both equity and fixed income securities and may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund. Investments in futures would primarily be used to manage the fund’s interest rate exposure or as a tool to help manage cash flows into and out of the fund. To the extent the fund invests in futures, it is exposed to the risk that expected changes in interest rate movements will not be accurately predicted.

A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. A fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation, which could adversely impact the value and liquidity of a derivatives contract subject to such regulation.

Recent legislation calls for a new regulatory framework for the derivatives markets. Although various rules have been proposed, the extent and impact of new regulations are not certain and it is not yet known when such rules may be adopted. New regulations may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by funds.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow

More About the Fund	19

certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the policy requiring the fund to normally invest at least 80% of its net assets in bonds of issuers in emerging market countries.

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time it was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Nondiversified Status

The fund is registered as a nondiversified mutual fund. Therefore, the fund is able to invest more than 5% of its assets in the securities of individual foreign governments and may invest a greater portion of its assets in a single issuer than a diversified fund. Since the fund is a nondiversified investment company and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the fund may be subject to greater credit risk with respect to its portfolio securities and greater volatility with respect to its share price than an investment company that is more broadly diversified. The fund generally will not invest more than 5% of its assets in any individual corporate issuer.

However, the fund intends to qualify as a regulated investment company for purposes of the Internal Revenue Code. This requires the fund to limit its

T. Rowe Price	20

investments so that, at the end of each fiscal quarter, with respect to 50% of its total assets, no more than 5% of its assets is invested in the securities of a single issuer, and not more than 10% of the voting securities of any issuer are held by the fund. With respect to the remaining 50% of fund assets, no more than 25% may be invested in a single issuer.

Concentration of Investments From time to time, the fund may invest more than 25% of its total assets in the securities of foreign governmental and corporate entities located in the same country. However, the fund will not invest more than 25% of its total assets in the securities of any single foreign governmental issuer or in two or more such issuers subject to a common, explicit guarantee, and will not invest more than 5% of its total assets in the securities of any single corporate issuer.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Debt Securities

The fund’s investments may be in fixed-rate and floating rate debt securities and may include, but shall not be limited to: (1) debt obligations issued or guaranteed by: (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities, or political subdivisions, including a foreign state, province, or municipality, and (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (2) debt obligations: (a) of foreign banks and bank holding companies, and (b) of domestic banks and corporations issued in non-U.S. dollar denominations; and (3) foreign corporate debt securities, asset-backed securities, and commercial paper. Such securities may take a variety of forms including those issued in the local currency of the issuer, U.S. dollar-denominated bonds, Eurobonds, and Euro-denominated bonds. Normally, the fund will invest substantially all of its assets in bonds denominated in the local currency of the issuer. The fund may from time to time purchase securities on a when-issued basis, invest in repurchase agreements, and purchase bonds convertible into equities.

Below Investment-Grade Bonds The price and yield of lower-quality (high yield, high-risk) bonds, commonly referred to as “junk bonds” and below investment-grade emerging market bonds, can be expected to fluctuate more than the price and yield of higher-quality bonds. Investment-grade bonds are those rated from the highest quality (AAA or equivalent) to medium quality (BBB or equivalent), and below investment-grade bonds are those rated BB (or equivalent) and lower. Below investment-grade bonds are considered speculative with respect to the issuer’s continuing ability to meet principal and interest payments since their issuers are

More About the Fund	21

more vulnerable to financial setbacks and recession than more creditworthy issuers. Even BBB rated bonds may have speculative elements as well. The values of below investment-grade bonds often fluctuate more in response to political, regulatory, or economic developments than higher quality bonds. Successful investment in lower-medium- and low-quality bonds involves greater investment risk and is highly dependent on careful credit analysis.

Operating policy There is no limit on the fund’s investments in debt securities that are rated below investment-grade.

While the fund intends to invest primarily in debt securities, it may invest in convertible bonds or equity securities. While some countries or companies may be regarded as favorable investments, pure bond opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the fund may consider equity securities or convertible bonds to gain exposure to such markets.

Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

T. Rowe Price	22

Operating policy The fund may invest up to 10% of total assets in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities. Under normal conditions, the fund does not expect to directly purchase common stocks. Any shares of common stock that are received through a reorganization, restructuring, exercise, exchange, conversion, or similar action will be sold within a reasonable timeframe taking into consideration market conditions and any legal restrictions.

Loan Participations and Assignments

Large loans to corporations or governments, including governments of less developed countries, may be shared or syndicated among several lenders, usually banks. The fund could participate in such syndicates, or could buy part of a loan, becoming a direct lender. The fund may acquire loans as an assignment from another lender that holds a direct interest in the loan or as a participation interest in another lender’s portion of the loan. Participations and assignments involve special types of risk, including limited marketability and the risks of being considered a lender. If a fund purchases a participation, it may only be able to enforce its rights through the lender, and it may assume the credit risk of the lender in addition to the borrower. With assignments, the fund’s rights against the borrower may be more limited than those held by the original lender. The fund may also make investments in a company through the purchase or execution of a privately negotiated note representing the equivalent of a loan.

Operating policy The fund may invest up to 20% of total assets in loan participations and assignments.

Derivatives and Leverage

A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as other potentially more complex investments such as swaps and structured notes. The use of derivatives can involve leverage. Leverage has the effect of magnifying returns, positively or negatively. The effect on returns will depend on the extent to which an investment is leveraged. For example, an investment of $1, leveraged at 2 to 1, would have the effect of an investment of $2. Leverage ratios can be higher or lower with a corresponding effect on returns. The fund may use derivatives in certain situations to help accomplish the following: to hedge against a decline in principal value, to increase yield, to manage exposure to changes in interest or currency exchange rates, to invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration or credit risk exposure.

Derivatives that may be used include the following as well as others that combine the risk characteristics and features of futures, options, and swaps:

More About the Fund	23

Futures and Options Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure. Call or put options may be purchased or sold on securities, futures, and financial indices.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund’s initial investment in such contracts.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions.” All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swaps and swaptions can be used for a variety of purposes, including: to manage a fund’s exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

There are risks in the use of swaps and swaptions. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of

T. Rowe Price	24

the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps and swaptions may not always be successful. Using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by a fund under all outstanding swap agreements will exceed 10% of total assets. For swaptions, the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Currency Derivatives The fund may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. In addition to foreign currency forwards, futures, swaps, and options on foreign currencies may also be used to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other currencies or securities.

The fund may attempt to hedge its exposure to potentially unfavorable currency changes. Forward currency contracts will be used primarily to adjust the foreign exchange exposure of the fund with a view to protecting the portfolio from adverse currency movements, based on T. Rowe Price’s outlook. However, forward currency contracts can also be used in an effort to benefit from a currency believed to be appreciating in value versus other currencies. The fund may invest in foreign currencies directly without holding any foreign securities denominated in those currencies.

Forward currency contracts involve special risks, including, but not limited to, significant volatility in currency markets, and the risk that in certain markets, particularly emerging markets, it is not possible to engage in effective foreign currency hedging. In addition, such transactions involve the risk that currency movements will not occur as anticipated by T. Rowe Price, which could reduce a fund’s total return. The fund might be expected to enter into foreign currency transactions under the following circumstances:

Lock In When the fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

More About the Fund	25

Cross Hedge If a particular currency is expected to decrease against another currency, the fund may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold. The fund’s cross hedging transactions may involve currencies in which the fund’s holdings are denominated. However, the fund is not required to own any securities in the particular currency being purchased or sold.

Direct Hedge If the fund seeks to eliminate substantially all of the risk of owning a particular currency or believes the portfolio could benefit from price appreciation in a given country’s bonds but did not want to hold the currency, it could employ a direct hedge back into the U.S. dollar. In either case, a fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the fund would hope to benefit from an increase (if any) in the value of the bond.

Proxy Hedge In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as proxy hedging. In this case, the fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies, and because the relationships can be very unstable at times. The fund may also use these instruments to create a synthetic bond—issued in one currency but with the currency component transformed into another currency.

Costs of Hedging When the fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lessened if the fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. A proxy hedge, which is less costly than a direct hedge, attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a fund’s dividend distribution and are not reflected in its yield. Instead, such costs will, over time, be reflected in a fund’s net asset value per share and total return. Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the funds and could affect whether dividends paid by the funds are classified as capital gains or ordinary income.

T. Rowe Price	26

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

As a shareholder of an investment company not sponsored by T. Rowe Price, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example under Rule 144A of the Securities Act of 1933, others may have resale restrictions and can be illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

More About the Fund	27

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and in the timing of new investments, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the interim period, the price and yield of the securities can fluctuate, and typically no interest accrues to the purchaser. At the time of delivery, the market value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Due to the differences in timing between the purchase and redemption settlement dates for the Sector Portfolios, share exchanges between certain Sector Portfolios could result in short-term borrowings in order to settle purchases of underlying portfolio securities while the purchasing Sector Portfolio awaits the receipt of redemption proceeds from the redeeming Sector Portfolio. Such borrowings are expected to be infrequent and are subject to these limits on borrowings.

T. Rowe Price	28

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Credit Quality Considerations

The credit quality of many fund holdings is evaluated by rating agencies such as Moody’s, Standard & Poor’s, and Fitch on the basis of the issuer’s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to have the lowest credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds and other debt obligations have higher yields due to greater credit risk. High-yield bonds, also called “junk” bonds, are those rated below BBB.

Credit quality ratings are not guarantees. They are estimates of an issuer’s financial strength and ability to make interest and principal payments as they come due. Ratings can change at any time due to real or perceived changes in an issuer’s credit or financial fundamentals.

The following table shows the rating scale used by the major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.

More About the Fund	29

Ratings of Corporate Debt Securities

	Moody’s Investors Service, Inc.		Standard & Poor’s Corporation	Fitch Ratings	Definition
Long Term	Aaa		AAA	AAA	Highest quality
	Aa		AA	AA	High quality
	A		A	A	Upper-medium grade
	Baa		BBB	BBB	Medium grade
	Ba		BB	BB	Speculative
	B		B	B	Highly speculative
	Caa		CCC	CCC	Vulnerable to default
	Ca		CC	CC	Default is imminent
	C		C	C	Probably in default
	Moody’s		S&P		Fitch Ratings
Commercial Paper	P-1	Superior quality	A-1+ A-1	Extremely strong quality Strong quality	F-1+ F-1	Exceptionally strong quality Very strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good credit quality
	P-3	Acceptable quality	A-3 B C	Adequate quality Speculative quality Doubtful quality	F-3	Fair credit quality

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund discloses its portfolio holdings for its fiscal year-end in its annual shareholder report and its portfolio holdings for its second fiscal quarter-end in its semi-annual shareholder report. Each fund also discloses its portfolio holdings for its first and third fiscal quarter-ends on Form N-Q. The shareholder reports and Form N-Q are filed with the SEC within 60 days after the end of the period covered and are available through the SEC’s website at sec.gov. Monthly portfolio holdings for the T. Rowe Price Multi-Sector Account Portfolios are disclosed to the funds’ shareholders, but no portfolio holdings are made available on any T. Rowe Price

T. Rowe Price	30

website. In addition, intra-month holdings may be disclosed to the fund’s shareholders upon request if there is a reasonable belief on the part of T. Rowe Price that the disclosure of such holdings would not be harmful to any of the other T. Rowe Price funds. A description of the funds’ policies and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive, or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account or a legal claim against an account, or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds seeking a stable share price, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

A Statement of Additional Information for the T. Rowe Price family of funds has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, will be available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your T. Rowe Price Client Service Professional.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-22620     E965-040 3/1/12

PROSPECTUS
March 1, 2012

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

A fund seeking high current income and capital appreciation through investments in bonds denominated in emerging markets currencies.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Emerging Markets Local Multi-Sector Account Portfolio 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 6 Useful Information on Distributions and Taxes 8 Transaction Procedures and Special Requirements 10
3	More About the Fund
Organization and Management 13 More Information About the Fund and Its Investment Risks 15 Investment Policies and Practices 20 Disclosure of Fund Portfolio Information 30 Rights Reserved by the Funds 31

SUMMARY

Investment Objective

The fund seeks high current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Other expenses	0.03%[a]

Total annual fund operating expenses	0.03%

a Other expenses are estimated for the current fiscal year. T. Rowe Price Associates, Inc. is required to bear any of the fund’s custody fees that exceed 0.025% of the fund’s average net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$3	$10

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities that are denominated in emerging markets currencies, and in derivative instruments that provide investment exposure to emerging market securities or currencies. Emerging market securities include fixed rate and floating rate bonds that are issued by governments, government agencies, and supranational organizations of, and corporate issuers located in or conducting the predominant part of their business

T. Rowe Price	2

activities in, the emerging market countries of Latin America, Asia, Europe, Africa and the Middle East.

Investment decisions are based on fundamental research and the analysis of various market factors, such as yield and credit quality differences among bonds as well as supply and demand trends and currency values. The fund generally invests in securities where the combination of fixed-income returns and currency exchange rates appears attractive or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund may purchase bonds of any credit quality and there are no overall limits on the fund’s investments in bonds that are rated below investment-grade (“junk bonds”) or are not rated by any credit rating agency. There are also no maturity restrictions on the overall portfolio or on individual securities purchased by the fund.

Through the use of currency derivative instruments such as forward currency exchange contracts, currency swaps, currency options, and currency futures, the fund has wide flexibility to purchase and sell currencies independently of whether the fund owns securities in those currencies and to engage in currency hedging transactions. The fund’s currency positions will vary with its outlook on the relative value of various foreign currencies to one another as well as the strength or weakness of the U.S. dollar compared to foreign currencies. While the fund will normally be heavily exposed to foreign currencies, currency hedging into the U.S. dollar is permitted.

The fund’s overall net short positions in currencies (including the U.S. dollar) are limited to 10% of its net assets. A short position in a currency allows the fund to sell a currency in excess of the value of its holdings denominated in that currency or sell a currency even if it does not hold any assets denominated in the currency.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

The fund may sell holdings for a variety of reasons, such as to alter geographic or currency exposure, to adjust its average maturity, duration, or credit quality, or to shift assets into or out of higher-yielding securities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Summary	3

Foreign investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. securities. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse political, social or economic developments overseas. In addition, foreign investments may be subject to regulatory and accounting standards that differ from those of the U.S.

Emerging markets risk The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Currency risk Because the fund’s emphasis will be on investing in securities denominated in the currencies of emerging market countries, the fund is subject to the significant risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Hedging risk The fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the fund to lose money or fail to get the benefit of a gain on a hedged position. If currency values and exchange rates do not move in the anticipated direction, the fund could be in a worse position than if it had not entered into such transactions.

Credit risk This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade (“junk bonds”). The fund is exposed to greater credit risk than other bond funds because companies and governments in emerging markets are usually not as strong financially and are more susceptible to economic downturns. Junk bonds should be considered speculative as they carry greater risks of default and erratic price swings due to real or perceived changes in the credit quality of the issuer.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The monetary policies of emerging market countries tend to make the impact and likelihood of local interest rate changes more difficult to predict.

T. Rowe Price	4

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Derivatives risk To the extent the fund uses forward currency exchange contracts, swaps, options, or futures, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. Derivatives can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values or currency exchange rates will not be accurately predicted, which could significantly harm the fund’s performance. Taking a short position in a particular currency could cause the fund to lose money if the currency appreciates in value.

Performance Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Investment Sub-adviser T. Rowe Price International Ltd (T. Rowe Price International)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Andrew Keirle	Co-Chairman of Investment Advisory Committee	2012	2005
Christopher J. Rothery	Co-Chairman of Investment Advisory Committee	2012	1994

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. Shares of the fund may only be purchased by or on behalf of institutional clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

Summary	5

There is no minimum amount required for initial or subsequent purchases. Fund shares may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business. Orders to purchase, redeem, or exchange fund shares must generally be requested by the persons at T. Rowe Price authorized to make investment decisions on behalf of the institutional client.

Tax Information

The fund declares dividends daily and pays any accrued dividends on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Distributions declared by the fund, as well as redemptions or exchanges of fund shares, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund and its related companies do not pay financial intermediaries for sales of the fund’s shares or related services.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures apply only to the T. Rowe Price Multi-Sector Account Portfolios, which are funds designed for use by certain institutional separate account clients of T. Rowe Price. These funds are not available for direct purchase by the public.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the New York Stock Exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value

Information About Accounts in T. Rowe Price Funds	7

process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts.

Purchasing, Selling, or Exchanging Fund Shares

Shares of the T. Rowe Price Multi-Sector Account Portfolios (“Sector Portfolios”) are intended for purchase on behalf of institutional separately managed accounts for which T. Rowe Price or one of its affiliates has an agreement to provide discretionary investment management services. Accordingly, orders to purchase, redeem, or exchange shares of the Sector Portfolios are typically based on instructions from the personnel at T. Rowe Price authorized to make investment decisions for a particular separate account, although a transaction request may also be initiated directly by a separate account client. If a transaction request is received in correct form by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) before the close of the New York Stock Exchange (normally 4 p.m. ET), the transaction will be priced at that business day’s net asset value. If a transaction request is not received by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) until after the close of the New York Stock Exchange, the transaction will be priced at the next business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

There are no minimum or maximum limits on the amounts that must be invested in the Sector Portfolios. However, there are minimum investment requirements to establish a separate account with T. Rowe Price. The Sector Portfolios reserve the right to accept a purchase that is unaccompanied by payment. Payment for these shares must be received by the time designated by the Sector Portfolio (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled and the party responsible for the canceled purchase may bear the costs of any losses incurred by the Sector Portfolio.

For a redemption of shares from the Sector Portfolios, other than from the Mortgage-Backed Securities Multi-Sector Account Portfolio (“Mortgage-Backed Sector Portfolio”), proceeds are usually sent on the third business day following the trade date of the transaction (commonly referred to as “T+3” settlement). Redemption proceeds from a sale of shares from the Mortgage-Backed Sector Portfolio will typically be sent on the next business day following the trade date of the transaction. However, under certain circumstances and when deemed to be in a Sector Portfolio’s

T. Rowe Price	8

best interests, the delivery of redemption proceeds may be delayed for up to seven calendar days after the trade date of the transaction.

Receiving the Proceeds From a Sale

The redemption proceeds from a sale of Sector Portfolio shares are generally used to purchase shares of another Sector Portfolio, used to purchase individual securities on behalf of the separate account, or remitted to the cash reserve position within the separate account. For any redemption not used for these purposes, the proceeds are typically sent by bank wire to the client’s custody account on the settlement date for the transaction. The Sector Portfolios also reserve the right, at the sole discretion of T. Rowe Price or one of its affiliates, to pay any redemption proceeds in whole or in part by an in-kind redemption of securities held by the Sector Portfolio in lieu of cash.

Because redemptions of Sector Portfolio shares (other than Mortgage-Backed Sector Portfolio shares) settle on a T+3 basis, proceeds from a redemption are not sent until at least the third business day after the trade date of the transaction.

Upon termination of an investment management agreement between a separate account client and T. Rowe Price (or one of its affiliates), any outstanding Sector Portfolio shares held by the client will be redeemed by T. Rowe Price in accordance with the terms of the agreement.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each Sector Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, the fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and were ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and consequently a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected.

Information About Accounts in T. Rowe Price Funds	9

Dividends for the Sector Portfolios are declared daily and any accrued dividends for the month are typically paid on the first business day of the next month. Shares that are purchased, including any share purchases that are unaccompanied by payment, do not begin to earn dividends until the business day that payment is received by the Sector Portfolio. Shares that are redeemed continue to earn dividends through the calendar day prior to the date the redemption settles and proceeds are sent. Therefore, shares redeemed from the Mortgage-Backed Sector Portfolio will normally earn dividends through the redemption trade date and shares redeemed from the other Sector Portfolios will normally earn dividends through the second business day following the redemption trade date. However, for any shares that are redeemed on a business day prior to a weekend (or holiday) and proceeds are not sent until after the weekend (or holiday), those redeemed shares will continue to earn dividends through the weekend (or holiday). The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-B indicating the date and amount of each sale made in the fund during the prior year along with applicable cost basis information. This information will also be reported to the Internal Revenue Service.

T. Rowe Price	10

Taxes on Fund Distributions

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-DIV, Form 1099-INT, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

Tax Consequences of Hedging

Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Eligible investors in the Sector Portfolios are currently limited to institutional clients that have entered into an investment management agreement for T. Rowe Price or one of its affiliates to serve as investment adviser to the client’s separately managed account. The Sector Portfolios are designed to be components of a separate account and seek to invest more efficiently in certain market sectors than is usually possible when buying individual securities for a separate account. Shares may generally only be purchased and held by institutional separate account clients with a U.S. address. Institutional separate account clients typically include corporate pension plans,

Information About Accounts in T. Rowe Price Funds	11

public pension plans, endowments, and foundations. When opening an account, the entity will be required to provide various information, as well as documents governing the existence of the entity, in order for T. Rowe Price to verify the identity of the client and persons opening the account. Transaction orders are normally initiated based on instructions from the authorized persons at T. Rowe Price responsible for portfolio management of the separate account so separate account clients do not normally trade directly in the Sector Portfolios’ shares.

Redemption proceeds will usually be applied to the short-term investment fund or other cash reserves within the separate account, invested in shares of another Sector Portfolio, or used to purchase other securities at the discretion of T. Rowe Price on behalf of a separate account. Any proceeds not used for these purposes will normally be sent by wire, although clients may receive their redemption proceeds by check if they so request or are no longer eligible to invest in the Sector Portfolios. Proceeds are normally not sent until the third business day (the next business day for the Mortgage-Backed Sector Portfolio) after the redemption request is received and processed, but proceeds may take up to seven business days to be sent if, in the judgment of the fund, an earlier payment could adversely affect the fund.

The Sector Portfolios reserve the right to automatically redeem the shares of any investor that ceases to be eligible for investment in the funds. By purchasing shares of the Sector Portfolios and entering into an investment management agreement with T. Rowe Price or one of its affiliates, the separate account client agrees that T. Rowe Price or its affiliate may redeem all Sector Portfolio shares on behalf of the client upon termination of the client’s investment management agreement or failure to meet the funds’ eligibility criteria. The liquidation of shares under these circumstances may have tax consequences for the client.

Purchase Conditions

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars.

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash.

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have

T. Rowe Price	12

adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders. These policies include trading limits on additional purchases and exchanges into funds under certain conditions, although shares of T. Rowe Price funds that are purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates are exempt from these trading limits.

Because the Sector Portfolios are designed to be components of separately managed accounts and serve as a part of an institutional client’s asset allocation strategy, Sector Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new cash flows or accommodate reductions in account size. These funds are managed in a manner consistent with their role as investment options for separately managed accounts and are exempt from the excessive and short-term trading policies adopted for other T. Rowe Price funds. For similar reasons, the funds do not charge a redemption fee on the sale of fund shares.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the “corporation”) was incorporated in Maryland in 2011. Currently, the corporation consists of six series, each representing a separate pool of assets with different objectives and investment policies. The fund is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price or T. Rowe Price International–specifically by the fund’s portfolio managers.

T. Rowe Price	14

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2011, T. Rowe Price and its affiliates (the “Firm”) managed approximately $489 billion for more than 11 million individual and institutional investor accounts.

T. Rowe Price has entered into a sub-advisory agreement with T. Rowe Price International under which T. Rowe Price International is authorized to trade securities and make discretionary investment decisions on behalf of the fund. T. Rowe Price International is an investment adviser registered or licensed with the SEC, United Kingdom Financial Services Authority, Financial Services Agency of Japan, and other non-U.S. regulatory authorities. T. Rowe Price International sponsors and serves as adviser to foreign collective investment schemes and provides investment management services to investment companies and other institutional investors. T. Rowe Price International is headquartered in London and has several branch offices around the world. T. Rowe Price International is a direct subsidiary of T. Rowe Price and its address is 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairmen have day-to-day responsibility for managing the fund’s portfolio and work with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Andrew J. Keirle and Christopher J. Rothery, Co-chairmen, Roy H.  Adkins, Michael J. Conelius, Steven C. Huber, Ian D. Kelson, Christopher J. Kushlis, Michael D. Oh, and Ju Yen Tan. The following information describes the chairmen’s experience during the past five years and provides the year that the chairmen first joined the Firm. Mr. Keirle and Mr. Rothery have been co-chairmen since the fund’s inception in 2012. Mr. Keirle joined the Firm in 2005 and his investment experience dates from 1996. During the past five years, he has served as a portfolio manager for various global fixed income strategies managed by the Firm and, beginning in 2010, as a co-portfolio manager for an emerging markets local currency bond strategy managed by the Firm. Mr. Rothery joined the Firm in 1994 and his investment experience dates from 1987. During the past five years, he has served as a portfolio manager for various global fixed income strategies managed by the Firm and, beginning in 2010, as a co-portfolio manager for an emerging markets local currency bond strategy managed by the Firm. The Statement of Additional Information provides additional

More About the Fund	15

information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

The Management Fee

The fund does not pay an investment management fee. However, the fund serves as an investment component within certain institutional separately managed accounts for which the investment adviser receives an investment management fee. Therefore, the investment adviser is compensated indirectly for its management of the fund pursuant to its investment management agreement with the institutional client.

The fund will bear all costs in connection with the custody of the fund’s assets up to 0.025% of the fund’s average net assets. Any custody fees in excess of this amount will be borne by the investment adviser. The investment adviser also pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price will appear in the fund’s semiannual report to shareholders for the period ended June 30.

Fund Operations and Shareholder Services

T. Rowe Price provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc., acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

The fund is not available for direct purchase by the public. It is designed for investments by T. Rowe Price on behalf of institutional separate account clients.

For purposes of determining whether a particular country is considered a developed market or an emerging market, and determining whether the fund invests at least 80% of its net assets in securities denominated in emerging markets currencies, the fund relies on the designation set forth by MSCI Barra, a third-party provider of benchmark indexes and data services for institutions worldwide.

The fund focuses its investments on emerging market bonds and other debt instruments that are denominated in the local currency of the issuer. These bond markets enable investors to get exposure both to local interest rates and to the currencies of emerging markets. Emerging market currencies also afford investors a potential hedge against weakness in the U.S. dollar. Therefore, the market value of the fund’s investments will be significantly affected by changes in the exchange rates between the U.S. dollar and the currencies in which those investments are traded. Security selection relies on in-depth country and currency analysis that seeks to identify shifts in country fundamentals and anticipated currency movements, and

T. Rowe Price	16

considers the risk adjusted attractiveness of currency and duration returns for various emerging market countries.

The fund may enter into forward currency exchange contracts and currency swaps, purchase and write options on currencies, and purchase and sell currency futures contracts and related options thereon in an effort to hedge against a decline in the value of currencies in which its portfolio holdings are denominated, to increase exposure to a particular foreign currency or to shift its foreign currency exposure from one country to another, or to enhance the fund’s returns.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money in the fund. Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Some particular risks affecting the fund include the following:

Currency risk This is the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that foreign currency. The overall impact on a fund’s holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio, how each currency appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time, particularly with respect to emerging markets currencies. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or by currency controls or political developments. Because the fund is normally heavily exposed to foreign currencies, changes in currency exchange rates are likely to have a significant effect on the fund’s performance. Currency trends are unpredictable, and to the extent the fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed. Furthermore, hedging and trading costs can be significant and reduce fund net asset value, and many emerging market currencies cannot be effectively hedged.

Other risks of foreign investing Risks can result from varying stages of economic and political development, differing regulatory environments, trading days and accounting standards, uncertain tax laws, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. A trading market may close without warning for extended time periods, preventing a fund from buying or selling securities in that market.

Emerging markets risk Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East, and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of emerging market countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their

More About the Fund	17

financial markets often lack liquidity. These economies are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have legacies and periodic episodes of hyperinflation and currency devaluations, particularly Russia and many Latin American nations, and more recently many Asian countries. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Foreign investments may be restricted and subject to greater government control, including repatriation of sales proceeds. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative.

While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue. Significant risks, such as war and terrorism, currently affect some emerging market countries. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. The volatility of emerging markets may be heightened by the actions (such as significant buying or selling) of a few major investors. For example, substantial decreases in cash flows of mutual funds investing in these markets could significantly affect local securities prices and, therefore, cause fund share prices to decline.

All of these factors make investing in such countries significantly riskier than in other countries and any one of these could cause a fund’s share price to decline.

Credit risk This is the chance that an issuer of a debt security or counterparty to over-the-counter derivatives held by a fund will default (fail to make scheduled payments), potentially reducing the fund’s income and share price. This risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates. The risk of default is much greater for emerging market bonds and securities rated as below investment-grade.

Companies and governments issuing lower-rated bonds are not as strong financially as those with higher credit ratings, and their bonds are often viewed as speculative investments. Such issuers are more vulnerable to real or perceived business setbacks and to changes in the economy, such as a recession, that might impair their ability to make timely interest and principal payments. Certain less-developed governments have in the past defaulted on payment of interest and principal on debt they have issued. As a result, your portfolio managers rely heavily on proprietary T. Rowe Price and T. Rowe Price International research when selecting these investments.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond market can experience sudden

T. Rowe Price	18

downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and the fund may not be able to sell a holding readily at a price that reflects what the fund believes it should be worth. Less liquid securities can also become more difficult to value.

Emerging market bonds are generally less liquid than higher-quality bonds issued by companies and governments in developed countries. Consequently, large purchases or sales of certain high-yield, emerging market debt issues may cause significant changes in their prices. Because many of these bonds do not trade frequently, when they do trade, their prices may be substantially higher or lower than had been expected. A lack of liquidity also means that more subjectivity will be used in establishing the fair value of the securities.

Interest rate risk This is the risk that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Prices fall because the bonds in the fund’s portfolio become less attractive to other investors when securities with higher yields become available. Generally, the longer the maturity of a security or the longer a bond fund’s weighted average maturity, the greater its interest rate risk. Because the fund may invest in debt securities of any maturity, it carries more interest rate risk than a fund that invests in shorter-term securities.

Other factors The major factor influencing prices of high-quality bonds is changes in interest rate levels, but this is only one of several factors affecting prices of lower-quality bonds. Because the credit quality of the issuer is lower, such bonds are more sensitive to developments affecting the issuer’s underlying fundamentals (for example, changes in financial condition or a particular country’s general economy). In addition, the entire bond market in an emerging market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by institutional investors, a high-profile default, a political upheaval of some kind, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds, but investors in lower-quality bonds should also anticipate it.

Since mutual funds can be a major source of demand in certain markets, substantial cash flows into and out of these funds can affect high-yield and emerging market bond prices. If, for example, a significant number of funds were to sell bonds to meet shareholder redemptions, both bond prices and a fund’s share price could fall more than underlying fundamentals might justify.

Nondiversified risk Because it is nondiversified, the fund can invest more of its assets in a smaller number of issuers than diversified funds. Concentrating investments could result in greater potential losses than for funds investing in a broader variety of issuers.

More About the Fund	19

Derivatives risk To the extent the fund uses forwards, swaps, options, and futures, it is exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets and the risk that anticipated currency or interest rate movements will not be accurately predicted. These instruments may be illiquid and difficult to price, and subject to the risk that the other party to the transaction will not fulfill its contractual obligation. The fund’s efforts at buying or selling currencies in order to take advantage of anticipated changes in exchange rates could result in significant losses for the fund. If the fund takes a short position in a particular currency, it will lose money if the currency appreciates in value.

If the fund’s foreign currency transactions are intended to hedge the currency risk associated with investing in foreign securities and minimize the risk of loss that would result from a decline in the value of the hedged currency, these transactions also may limit any potential gain that might result should the value of such currency increase.

While most assets will be invested in bonds and certain derivatives involving currencies, other strategies may be employed that are not considered part of the fund’s principal investment strategies. For instance, through the use of futures contracts and interest rate swaps, the fund may adjust its duration or its exposures to various countries. Such instruments involve the risk that interest rate movements will not be accurately predicted. Interest rates and yield curves vary from country to country depending on local economic conditions and monetary and fiscal policies, and interest rate changes and their impact tend to be more difficult to predict for emerging market countries. From time to time, the fund may use other derivatives that are consistent with its investment program.

A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. A fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation, which could adversely impact the value and liquidity of a derivatives contract subject to such regulation.

Recent legislation calls for a new regulatory framework for the derivatives markets. Although various rules have been proposed, the extent and impact of new regulations are not certain and it is not yet known when such rules may be adopted. New regulations may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by funds.

T. Rowe Price	20

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the policy requiring the fund to normally invest at least 80% of its net assets in securities denominated in emerging market currencies.

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time it was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports.

More About the Fund	21

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Nondiversified Status

The fund is registered as a nondiversified mutual fund. Therefore, the fund is able to invest more than 5% of its assets in the securities of individual foreign governments and may invest a greater portion of its assets in a single issuer than a diversified fund. Since the fund is a nondiversified investment company and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the fund may be subject to greater credit risk with respect to its portfolio securities and greater volatility with respect to its share price than an investment company that is more broadly diversified.

However, the fund intends to qualify as a regulated investment company for purposes of the Internal Revenue Code. This requires the fund to limit its investments so that, at the end of each fiscal quarter, with respect to 50% of its total assets, no more than 5% of its assets is invested in the securities of a single issuer, and not more than 10% of the voting securities of any issuer are held by the fund. With respect to the remaining 50% of fund assets, no more than 25% may be invested in a single issuer.

Concentration of Investments From time to time, the fund may invest more than 25% of its total assets in the securities of foreign governmental and corporate entities located in the same country. However, the fund will not invest more than 25% of its total assets in the securities of any single foreign governmental issuer or in two or more such issuers subject to a common, explicit guarantee, and will not invest more than 5% of its total assets in the securities of any single corporate issuer.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Debt Securities

The fund’s investments may be in fixed-rate and floating rate debt securities and may include, but shall not be limited to: (1) debt obligations issued or guaranteed by: (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities, or political subdivisions, including a foreign state, province, or municipality, and (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (2) debt obligations: (a) of foreign banks and bank holding companies, and (b) of domestic banks and corporations issued in non-U.S. dollar denominations; and (3) foreign corporate debt securities, asset-backed securities, and commercial paper. Such securities may take a variety of forms including those issued in the local currency of

T. Rowe Price	22

the issuer, U.S. dollar-denominated bonds, Eurobonds, and Euro-denominated bonds. Normally, the fund will invest substantially all of its assets in bonds denominated in the local currency of the issuer. The fund may from time to time purchase securities on a when-issued basis, invest in repurchase agreements, and purchase bonds convertible into equities.

Below Investment-Grade Bonds The price and yield of lower-quality (high yield, high-risk) bonds, commonly referred to as “junk bonds” and below investment-grade emerging market bonds, can be expected to fluctuate more than the price and yield of higher-quality bonds. Investment-grade bonds are those rated from the highest quality (AAA or equivalent) to medium quality (BBB or equivalent), and below investment-grade bonds are those rated BB (or equivalent) and lower. Below investment-grade bonds are considered speculative with respect to the issuer’s continuing ability to meet principal and interest payments since their issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers. Even BBB rated bonds may have speculative elements as well. The values of below investment-grade bonds often fluctuate more in response to political, regulatory, or economic developments than higher quality bonds. Successful investment in lower-medium- and low-quality bonds involves greater investment risk and is highly dependent on careful credit analysis.

Operating policy There is no limit on the fund’s investments in debt securities that are rated below investment-grade.

While the fund intends to invest primarily in debt securities, it may invest in convertible bonds or equity securities. While some countries or companies may be regarded as favorable investments, pure bond opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the fund may consider equity securities or convertible bonds to gain exposure to such markets.

Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

More About the Fund	23

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Operating policy The fund may invest up to 10% of total assets in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities. Under normal conditions, the fund does not expect to directly purchase common stocks. Any shares of common stock that are received through a reorganization, restructuring, exercise, exchange, conversion, or similar action will be sold within a reasonable timeframe taking into consideration market conditions and any legal restrictions.

Derivatives and Leverage

A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as other potentially more complex investments such as swaps and structured notes. The use of derivatives can involve leverage. Leverage has the effect of magnifying returns, positively or negatively. The effect on returns will depend on the extent to which an investment is leveraged. For example, an investment of $1, leveraged at 2 to 1, would have the effect of an investment of $2. Leverage ratios can be higher or lower with a corresponding effect on returns. The fund may use derivatives in certain situations to help accomplish the following: to hedge against a decline in principal value, to increase yield, to manage exposure to changes in interest or currency exchange rates, to invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration or credit risk exposure.

Derivatives that may be used include the following as well as others that combine the risk characteristics and features of futures, options, and swaps:

Futures and Options Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the

T. Rowe Price	24

future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit exposure. Call or put options may be purchased or sold on securities, futures, and financial indices.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund’s initial investment in such contracts.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions.” All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swaps and swaptions can be used for a variety of purposes, including: to manage a fund’s exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

There are risks in the use of swaps and swaptions. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps and swaptions may

More About the Fund	25

not always be successful. Using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by a fund under all outstanding swap agreements will exceed 10% of total assets. For swaptions, the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Currency Derivatives The fund may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate. In addition to foreign currency forwards, futures, swaps, and options on foreign currencies may also be used to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other currencies or securities.

The fund may attempt to hedge its exposure to potentially unfavorable currency changes. Forward currency contracts will be used primarily to adjust the foreign exchange exposure of the fund with a view to protecting the portfolio from adverse currency movements, based on T. Rowe Price’s outlook. However, forward currency contracts can also be used in an effort to benefit from a currency believed to be appreciating in value versus other currencies. The fund may invest in currencies directly without holding any securities denominated in those currencies.

Forward currency contracts involve special risks, including, but not limited to, significant volatility in currency markets, and the risk that in certain markets, particularly emerging markets, it is not possible to engage in effective foreign currency hedging. In addition, such transactions involve the risk that currency movements will not occur as anticipated by T. Rowe Price, which could reduce a fund’s total return. The fund might be expected to enter into foreign currency transactions under the following circumstances:

Lock In When the fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge If a particular currency is expected to decrease against another currency, the fund may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold. The fund’s cross hedging transactions may involve currencies in which the fund’s holdings are

T. Rowe Price	26

denominated. However, the fund is not required to own any securities in the particular currency being purchased or sold.

Direct Hedge If the fund seeks to eliminate substantially all of the risk of owning a particular currency or believes the portfolio could benefit from price appreciation in a given country’s bonds but did not want to hold the currency, it could employ a direct hedge back into the U.S. dollar. In either case, a fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the fund would hope to benefit from an increase (if any) in the value of the bond.

Proxy Hedge In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as proxy hedging. In this case, the fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies, and because the relationships can be very unstable at times. The fund may also use these instruments to create a synthetic bond—issued in one currency but with the currency component transformed into another currency.

Costs of Hedging When the fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lessened if the fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. A proxy hedge, which is less costly than a direct hedge, attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a fund’s dividend distribution and are not reflected in its yield. Instead, such costs will, over time, be reflected in a fund’s net asset value per share and total return. Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the funds and could affect whether dividends paid by the funds are classified as capital gains or ordinary income.

Operating policy The fund’s overall net short positions in currencies will not exceed 10% of the fund’s net assets.

More About the Fund	27

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

As a shareholder of an investment company not sponsored by T. Rowe Price, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example under Rule 144A of the Securities Act of 1933, others may have resale restrictions and can be illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

T. Rowe Price	28

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and in the timing of new investments, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the interim period, the price and yield of the securities can fluctuate, and typically no interest accrues to the purchaser. At the time of delivery, the market value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Due to the differences in timing between the purchase and redemption settlement dates for the Sector Portfolios, share exchanges between certain Sector Portfolios could result in short-term borrowings in order to settle purchases of underlying portfolio securities while the purchasing Sector Portfolio awaits the receipt of redemption proceeds from the redeeming Sector Portfolio. Such borrowings are expected to be infrequent and are subject to these limits on borrowings.

More About the Fund	29

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Credit Quality Considerations

The credit quality of many fund holdings is evaluated by rating agencies such as Moody’s, Standard & Poor’s, and Fitch on the basis of the issuer’s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to have the lowest credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds and other debt obligations have higher yields due to greater credit risk. High-yield bonds, also called “junk” bonds, are those rated below BBB.

Credit quality ratings are not guarantees. They are estimates of an issuer’s financial strength and ability to make interest and principal payments as they come due. Ratings can change at any time due to real or perceived changes in an issuer’s credit or financial fundamentals.

The following table shows the rating scale used by the major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.

T. Rowe Price	30

Ratings of Corporate Debt Securities

	Moody’s Investors Service, Inc.		Standard & Poor’s Corporation	Fitch Ratings	Definition
Long Term	Aaa		AAA	AAA	Highest quality
	Aa		AA	AA	High quality
	A		A	A	Upper-medium grade
	Baa		BBB	BBB	Medium grade
	Ba		BB	BB	Speculative
	B		B	B	Highly speculative
	Caa		CCC	CCC	Vulnerable to default
	Ca		CC	CC	Default is imminent
	C		C	C	Probably in default
	Moody’s		S&P		Fitch Ratings
Commercial Paper	P-1	Superior quality	A-1+ A-1	Extremely strong quality Strong quality	F-1+ F-1	Exceptionally strong quality Very strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good credit quality
	P-3	Acceptable quality	A-3 B C	Adequate quality Speculative quality Doubtful quality	F-3	Fair credit quality

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund discloses its portfolio holdings for its fiscal year-end in its annual shareholder report and its portfolio holdings for its second fiscal quarter-end in its semi-annual shareholder report. Each fund also discloses its portfolio holdings for its first and third fiscal quarter-ends on Form N-Q. The shareholder reports and Form N-Q are filed with the SEC within 60 days after the end of the period covered and are available through the SEC’s website at sec.gov. Monthly portfolio holdings for the T. Rowe Price Multi-Sector Account Portfolios are disclosed to the funds’ shareholders, but no portfolio holdings are made available on any T. Rowe Price

More About the Fund	31

website. In addition, intra-month holdings may be disclosed to the fund’s shareholders upon request if there is a reasonable belief on the part of T. Rowe Price that the disclosure of such holdings would not be harmful to any of the other T. Rowe Price funds. A description of the funds’ policies and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive, or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account or a legal claim against an account, or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds seeking a stable share price, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

A Statement of Additional Information for the T. Rowe Price family of funds has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, will be available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your T. Rowe Price Client Service Professional.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-22620     E966-040 3/1/12

PROSPECTUS
March 1, 2012

T. Rowe Price Floating Rate Multi-Sector Account Portfolio

A fund seeking high current income and capital appreciation through investments in floating rate loans and floating rate debt securities.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Floating Rate Multi-Sector Account Portfolio 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 6 Useful Information on Distributions and Taxes 8 Transaction Procedures and Special Requirements 10
3	More About the Fund
Organization and Management 13 More Information About the Fund and Its Investment Risks 15 Investment Policies and Practices 19 Disclosure of Fund Portfolio Information 31 Rights Reserved by the Funds 32

SUMMARY

Investment Objective

The fund seeks high current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Other expenses	0.01%[a]

Total annual fund operating expenses	0.01%

a Other expenses are estimated for the current fiscal year. T. Rowe Price Associates, Inc. is required to bear any of the fund’s custody fees that exceed 0.01% of the fund’s average net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$1	$3

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in floating rate loans and floating rate debt securities.

Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, they are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Most, if not all, of the loans in which the fund invests are rated below investment-grade (BB and lower,

T. Rowe Price	2

or an equivalent rating) or are not rated by a major credit rating agency. The loans in which the fund invests are often referred to as “leveraged loans” because the borrowing companies have significantly more debt than equity.

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before certain other creditors of the borrower (e.g., bondholders and stockholders). Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Floating rate loans have interest rates that reset periodically (typically quarterly or monthly). The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a U.S. bank’s prime or base rate, the overnight federal funds rate, or another rate. Floating rate loans may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The fund may acquire floating rate loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof.

In buying and selling loans, the fund relies on its fundamental analysis of each company and the company’s ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. The fund may purchase other floating rate debt instruments with credit and interest rate characteristics similar to the floating rate loans that it purchases.

The fund’s investments that do not involve loans may include a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. High yield bonds, also known as “junk bonds,” are rated below investment grade and should be considered speculative. They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest up to 20% of its net assets in fixed rate debt securities.

The fund has considerable flexibility in seeking higher yields. There are no maturity restrictions, so the fund can purchase longer-term loans and bonds, which tend to have higher yields (but are more volatile) than shorter-term loans and bonds. However, the fund’s weighted average maturity generally is expected to be in the

Summary	3

4- to 8-year range, although it may be above or below that range depending on market conditions.

While most assets will typically be invested in U.S. dollar-denominated floating rate loans and debt securities, the fund may also invest in foreign loans and securities in keeping with the fund’s objective. While there is no limit on holdings that are issued by foreign issuers, including issuers in emerging markets, the fund may only invest up to 20% of its total assets in non-U.S. dollar-denominated loans and debt securities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding loans or securities, or to reduce its exposure to certain loans or securities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The fund is exposed to interest rate risk like more traditional bond funds, but credit and liquidity risks tend to be more important. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk This is the risk that a loan borrower or issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, inability to meet a financial obligation, or the downgrade of a fund holding. The fund’s overall credit risk is increased to the extent it invests in loans not secured by collateral or if it purchases a participation interest in a loan.

Because a significant portion of the fund’s investments may be rated below investment-grade (also known as “junk” securities), the fund is exposed to greater volatility than if it invested mainly in investment-grade bonds and loans. High yield bond and loan issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.

Impairment of collateral risk This is the risk that the value of collateral securing a floating rate loan could decline, be insufficient to satisfy the loan obligation, or be difficult to liquidate. The fund’s access to the collateral could be limited by bankruptcy or by the type of loan it purchases. As a result, a collateralized senior loan may not be fully collateralized and can decline significantly in value.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a fixed rate bond,

T. Rowe Price	4

the greater its interest rate risk. Because interest payments on the fund’s floating rate investments are typically based on a spread over another interest rate, falling interest rates will result in less income for the fund, but will not typically result in the price volatility that a fixed rate holding could experience.

Prepayment risk This is the risk that the principal on a loan or debt security will be prepaid prior to its maturity, reducing the potential for price gains. The rate of prepayments tends to increase as interest rates fall.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Floating rate loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Senior loans risk Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Justin T. Gerbereux	Co-Chairman of Investment Advisory Committee	2012	2003
Paul M. Massaro	Co-Chairman of Investment Advisory Committee	2012	2003

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. Shares of the fund may only be purchased by or on behalf of institutional clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

There is no minimum amount required for initial or subsequent purchases. Fund shares may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business. Orders to purchase, redeem, or exchange fund shares

Summary	5

must generally be requested by the persons at T. Rowe Price authorized to make investment decisions on behalf of the institutional client.

Tax Information

The fund declares dividends daily and pays any accrued dividends on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Distributions declared by the fund, as well as redemptions or exchanges of fund shares, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund and its related companies do not pay financial intermediaries for sales of the fund’s shares or related services.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures apply only to the T. Rowe Price Multi-Sector Account Portfolios, which are funds designed for use by certain institutional separate account clients of T. Rowe Price. These funds are not available for direct purchase by the public.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the New York Stock Exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value

Information About Accounts in T. Rowe Price Funds	7

process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts.

Purchasing, Selling, or Exchanging Fund Shares

Shares of the T. Rowe Price Multi-Sector Account Portfolios (“Sector Portfolios”) are intended for purchase on behalf of institutional separately managed accounts for which T. Rowe Price or one of its affiliates has an agreement to provide discretionary investment management services. Accordingly, orders to purchase, redeem, or exchange shares of the Sector Portfolios are typically based on instructions from the personnel at T. Rowe Price authorized to make investment decisions for a particular separate account, although a transaction request may also be initiated directly by a separate account client. If a transaction request is received in correct form by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) before the close of the New York Stock Exchange (normally 4 p.m. ET), the transaction will be priced at that business day’s net asset value. If a transaction request is not received by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) until after the close of the New York Stock Exchange, the transaction will be priced at the next business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

There are no minimum or maximum limits on the amounts that must be invested in the Sector Portfolios. However, there are minimum investment requirements to establish a separate account with T. Rowe Price. The Sector Portfolios reserve the right to accept a purchase that is unaccompanied by payment. Payment for these shares must be received by the time designated by the Sector Portfolio (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled and the party responsible for the canceled purchase may bear the costs of any losses incurred by the Sector Portfolio.

For a redemption of shares from the Sector Portfolios, other than from the Mortgage-Backed Securities Multi-Sector Account Portfolio (“Mortgage-Backed Sector Portfolio”), proceeds are usually sent on the third business day following the trade date of the transaction (commonly referred to as “T+3” settlement). Redemption proceeds from a sale of shares from the Mortgage-Backed Sector Portfolio will typically be sent on the next business day following the trade date of the transaction. However, under certain circumstances and when deemed to be in a Sector Portfolio’s

T. Rowe Price	8

best interests, the delivery of redemption proceeds may be delayed for up to seven calendar days after the trade date of the transaction.

Receiving the Proceeds From a Sale

The redemption proceeds from a sale of Sector Portfolio shares are generally used to purchase shares of another Sector Portfolio, used to purchase individual securities on behalf of the separate account, or remitted to the cash reserve position within the separate account. For any redemption not used for these purposes, the proceeds are typically sent by bank wire to the client’s custody account on the settlement date for the transaction. The Sector Portfolios also reserve the right, at the sole discretion of T. Rowe Price or one of its affiliates, to pay any redemption proceeds in whole or in part by an in-kind redemption of securities held by the Sector Portfolio in lieu of cash.

Because redemptions of Sector Portfolio shares (other than Mortgage-Backed Sector Portfolio shares) settle on a T+3 basis, proceeds from a redemption are not sent until at least the third business day after the trade date of the transaction.

Upon termination of an investment management agreement between a separate account client and T. Rowe Price (or one of its affiliates), any outstanding Sector Portfolio shares held by the client will be redeemed by T. Rowe Price in accordance with the terms of the agreement.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each Sector Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, the fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and were ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and consequently a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected.

Information About Accounts in T. Rowe Price Funds	9

Dividends for the Sector Portfolios are declared daily and any accrued dividends for the month are typically paid on the first business day of the next month. Shares that are purchased, including any share purchases that are unaccompanied by payment, do not begin to earn dividends until the business day that payment is received by the Sector Portfolio. Shares that are redeemed continue to earn dividends through the calendar day prior to the date the redemption settles and proceeds are sent. Therefore, shares redeemed from the Mortgage-Backed Sector Portfolio will normally earn dividends through the redemption trade date and shares redeemed from the other Sector Portfolios will normally earn dividends through the second business day following the redemption trade date. However, for any shares that are redeemed on a business day prior to a weekend (or holiday) and proceeds are not sent until after the weekend (or holiday), those redeemed shares will continue to earn dividends through the weekend (or holiday). The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-B indicating the date and amount of each sale made in the fund during the prior year along with applicable cost basis information. This information will also be reported to the Internal Revenue Service.

T. Rowe Price	10

Taxes on Fund Distributions

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-DIV, Form 1099-INT, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

Tax Consequences of Hedging

Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Eligible investors in the Sector Portfolios are currently limited to institutional clients that have entered into an investment management agreement for T. Rowe Price or one of its affiliates to serve as investment adviser to the client’s separately managed account. The Sector Portfolios are designed to be components of a separate account and seek to invest more efficiently in certain market sectors than is usually possible when buying individual securities for a separate account. Shares may generally only be purchased and held by institutional separate account clients with a U.S. address. Institutional separate account clients typically include corporate pension plans,

Information About Accounts in T. Rowe Price Funds	11

public pension plans, endowments, and foundations. When opening an account, the entity will be required to provide various information, as well as documents governing the existence of the entity, in order for T. Rowe Price to verify the identity of the client and persons opening the account. Transaction orders are normally initiated based on instructions from the authorized persons at T. Rowe Price responsible for portfolio management of the separate account so separate account clients do not normally trade directly in the Sector Portfolios’ shares.

Redemption proceeds will usually be applied to the short-term investment fund or other cash reserves within the separate account, invested in shares of another Sector Portfolio, or used to purchase other securities at the discretion of T. Rowe Price on behalf of a separate account. Any proceeds not used for these purposes will normally be sent by wire, although clients may receive their redemption proceeds by check if they so request or are no longer eligible to invest in the Sector Portfolios. Proceeds are normally not sent until the third business day (the next business day for the Mortgage-Backed Sector Portfolio) after the redemption request is received and processed, but proceeds may take up to seven business days to be sent if, in the judgment of the fund, an earlier payment could adversely affect the fund.

The Sector Portfolios reserve the right to automatically redeem the shares of any investor that ceases to be eligible for investment in the funds. By purchasing shares of the Sector Portfolios and entering into an investment management agreement with T. Rowe Price or one of its affiliates, the separate account client agrees that T. Rowe Price or its affiliate may redeem all Sector Portfolio shares on behalf of the client upon termination of the client’s investment management agreement or failure to meet the funds’ eligibility criteria. The liquidation of shares under these circumstances may have tax consequences for the client.

Purchase Conditions

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars.

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash.

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have

T. Rowe Price	12

adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders. These policies include trading limits on additional purchases and exchanges into funds under certain conditions, although shares of T. Rowe Price funds that are purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates are exempt from these trading limits.

Because the Sector Portfolios are designed to be components of separately managed accounts and serve as a part of an institutional client’s asset allocation strategy, Sector Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new cash flows or accommodate reductions in account size. These funds are managed in a manner consistent with their role as investment options for separately managed accounts and are exempt from the excessive and short-term trading policies adopted for other T. Rowe Price funds. For similar reasons, the funds do not charge a redemption fee on the sale of fund shares.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the “corporation”) was incorporated in Maryland in 2011. Currently, the corporation consists of six series, each representing a separate pool of assets with different objectives and investment policies. Each fund is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the fund?

General Oversight

Each fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio managers.

T. Rowe Price	14

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2011, T. Rowe Price and its affiliates (the “Firm”) managed approximately $489 billion for more than 11 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairmen have day-to-day responsibility for managing the fund’s portfolio and work with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Justin T. Gerbereux and Paul M. Massaro, Co-chairmen, Brian E. Burns, Michael F. Connelly, Stephen M. Finamore, Steven C. Huber, Paul A. Karpers, Michael J. McGonigle, Brian A. Rubin, Walter P. Stuart III, Mark J. Vaselkiv, and Thea N. Williams. The following information describes the chairmen’s experience during the past five years and provides the year that the chairmen first joined the Firm. Mr. Gerbereux and Mr. Massaro have been co-chairmen of the committee since the fund’s inception in 2012. Mr. Gerbereux joined the Firm in 2003 and his investment experience dates from 1999. During the past five years, he has served as an investment analyst and then a portfolio manager with the Firm (beginning in 2009). Mr. Massaro joined the Firm in 2003 and his investment experience dates from 2000. During the past five years, he has served as an investment analyst and then a portfolio manager with the Firm (beginning in 2009). The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

The Management Fee

The fund does not pay an investment management fee. However, the fund serves as an investment component within certain institutional separately managed accounts for which the investment adviser receives an investment management fee. Therefore, the investment adviser is compensated indirectly for its management of the fund pursuant to its investment management agreement with the institutional client.

The fund will bear all costs in connection with the custody of the fund’s assets up to 0.01% of the fund’s average net assets. Any custody fees in excess of this amount will be borne by the investment adviser. The investment adviser also pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses.

More About the Fund	15

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price will appear in the fund’s semiannual report to shareholders for the period ended August 31.

Fund Operations and Shareholder Services

T. Rowe Price provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc., acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

The fund is not available for direct purchase by the public. It is designed for investments by T. Rowe Price on behalf of institutional separate account clients.

The fund should have greater potential for higher income and capital appreciation when compared to higher quality bond funds. Because the loan and high yield bond markets tend to be more sensitive to changes in economic growth than interest rates, the fund may outperform high-quality bond funds when the outlook for the economy is positive.

The fund’s yield will vary. A fund’s yield is the annualized dividends earned for a given period (typically 30 days for bond funds), divided by the share price at the end of the period. A fund’s total return includes distributions from income and capital gains and the change in share price for a given period.

Credit quality refers to the expected ability of the borrower of a loan, or the issuer of a bond, to make all required interest and principal payments on time. Because highly-rated borrowers and issuers represent less risk, they can borrow at lower interest rates than less-creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

Bonds and loans have a stated maturity date when their entire principal value must be repaid to the investor. However, many loans are prepayable at par at the borrower’s discretion and many bonds are “callable,” meaning their principal can be repaid before the stated maturity date. Fixed rate bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage when interest rates fall. In that environment, a bond’s “effective maturity” is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed bonds.

A bond fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated

T. Rowe Price	16

or effective maturities of the underlying loans and bonds, with each holding’s maturity “weighted” by the percentage of fund assets it represents. (The fund’s average effective maturity is calculated by reference to the call dates or coupon reset dates of its fixed rate holdings and by reference to the stated maturity dates of its floating rate holdings.) Some funds utilize effective maturities rather than stated maturities when managing a fund to a certain average maturity, which provides additional flexibility in portfolio management.

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond’s life. For the fund’s fixed rate holdings, future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years–the duration. The duration for the fund’s investments in floating rate loans and securities should be zero because price sensitivity to changes in interest rates is minimal. “Effective” duration takes into account call features and sinking fund payments that may shorten a bond’s life.

Duration measures only sensitivity to interest rate change—the dominant source of risk for high-quality bond funds. It does not reflect risk from other sources, such as bond defaults. Therefore, duration may not be as significant an indicator of overall risk for a fund such as this one that invests mostly in noninvestment-grade loans and debt securities.

The fund has certain risks that are similar to traditional bond funds, but other unique risks because it invests significantly in loans. The fund is subject to the following principal risks:

Credit risk This is the risk that the perceived creditworthiness of a fund holding deteriorates, or any of the fund’s holdings has its credit rating downgraded or defaults (fails to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. Credit risk for the fund depends largely on the financial health of the companies whose loans or debt securities are held by the fund. In general, lower-rated loans and bonds have higher credit risks.

The loans and debt securities held by the fund typically will be noninvestment-grade. These investments are usually considered speculative and involve a greater risk of default and price decline due to deterioration in the credit quality of the company or issuer. The companies in which the fund invests are not as strong financially as those with higher credit ratings and are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments. Therefore, the credit risk for the fund’s portfolio increases when the economy slows or enters a recession.

The fund’s credit risk will increase if it invests in loans that are not secured by collateral. Further, even if the fund’s claim on a loan is senior when it first invests in

More About the Fund	17

the loan, the claim may be subordinated or diluted at the time the fund makes a claim. Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

When the fund purchases a loan as an assignment, it will be subject to the credit risk of the borrower. When the fund purchases a loan as a participation interest, it does not have any direct claim on the loan or its collateral, or any rights of set-off against the borrower. As a result, the fund will be subject not only to credit risk of the borrower but also to the credit risk of the lender or participant who sold the participation interest to the fund. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Impairment of collateral risk The terms of the floating rate loans held by the fund may require that the borrowing company maintain collateral to support payment of its obligations. However, the value of the collateral securing a floating rate loan can decline or be insufficient to meet the obligations of the company. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower, or may be difficult to liquidate. The fund’s access to the collateral may be limited by bankruptcy, other insolvency laws, or by the type of loan the fund has purchased. For example, if the fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Interest rate risk This is the risk that a rise in interest rates usually accompanies a decline in bond prices. Longer-maturity fixed rate bonds typically decline more than those with shorter maturities. If the fund purchases fixed rate bonds and interest rates rise, the fund’s share price could decline. Because interest payments on the fund’s floating rate investments are typically based on a spread over another interest rate, declining interest rates will generally result in the fund receiving less interest income. Floating rate loans and securities should have lower interest rate risk but holdings with longer reset periods may be more vulnerable to interest rate and price volatility.

Prepayment risk Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security or loan can repay principal prior to the security’s or loan’s maturity. Securities and loans subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves. Senior loans are subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond and loan markets can experience

T. Rowe Price	18

sudden downturns in trading activity. Loans and securities with reduced liquidity involve greater risk than securities with more liquid markets.

Floating rate loans often have contractual restrictions on resale. These restrictions can delay or impede the fund’s ability to sell loans and may adversely affect the price that can be obtained.

Loans and unlisted securities are typically less liquid than securities traded on national exchanges. The secondary market for loans may be subject to irregular trading activity and extended settlement periods, and the liquidity of individual floating rate loans can vary significantly over time. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying or selling a floating rate loan at an acceptable price may not be possible or may be delayed. A delay in selling a floating rate loan or security can result in a loss and cause the fund’s price to decline.

Other risks Unlike registered securities, such as certain stocks and bonds, loans are not registered or regulated under the federal securities laws. As a result, investors in loans have less protection against fraud and other improper practices than investors in registered securities.

The entire noninvestment-grade loan and bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds, but leveraged loan and junk bond investors should be prepared for it.

Foreign investing risk To the extent a fund holds foreign securities, it will be subject to special risks, whether the securities are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic conditions overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly a fund’s share price.

Efforts to reduce risk Consistent with the fund’s objective, the portfolio managers use various tools to try to reduce risk, including:

• Rigorous credit research and fundamental analysis by T. Rowe Price’s analysts;

• Diversification of assets to limit the fund’s exposure to any one industry or issuer;

• Variations in the amount of assets invested in various types of securities;

• Purchasing floating rate loans that trade (or are expected to trade) on a secondary market; and

• Holding a senior position in a company’s capital structure.

More About the Fund	19

While most assets will be invested in floating rate loans and bonds, the fund may employ other strategies that are not considered part of its principal investment strategies. From time to time, the fund may invest in other types of securities and use derivatives that are consistent with its investment program. For instance, the fund may invest, to a limited extent, in forward currency exchange contracts and swaps. Forward currency exchange contracts would typically be used to protect the fund’s non-U.S. dollar-denominated holdings from adverse currency movements relative to the U.S. dollar or to enhance the fund’s returns by gaining exposure to a currency expected to increase or decrease in value relative to another currency. Swaps would typically serve to manage the fund’s exposure to changes in interest rates or credit quality, or to protect the value of certain portfolio holdings. If the fund invests in forward currency exchange contracts and swaps, it is exposed to the potential for losses in excess of the fund’s initial investment and the possible failure of counterparties to meet the terms of the agreements, as well as the risk that anticipated changes in currency or interest rate movements or the creditworthiness of an issuer or lender will not be accurately predicted.

The use of derivatives, if any, exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate or index, and may not move in the direction anticipated by the portfolio manager. Derivatives can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Recent legislation calls for a new regulatory framework for the derivatives markets. Although various rules have been proposed, the extent and impact of new regulations are not certain and it is not yet known when such rules may be adopted. New regulations may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by funds.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

T. Rowe Price	20

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of any change in policy requiring the fund to normally invest at least 80% of net assets in floating rate loans and floating rate debt securities.

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time it was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding

More About the Fund	21

voting securities of the issuer would be held by the fund. As an operating policy, the fund will not invest more than 5% of its total assets in the securities of any single issuer. These limitations do not apply to fund purchases of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Floating Rate Loans and Debt Securities, Loan Participations and Assignments

Floating rate loans and debt securities have interest rates that reset periodically. Floating rate loans include term loans, delayed draw term loans, bridge loans, and synthetic (or funded) letters of credit. Floating rate debt securities include variable rate bonds and notes.

Floating rate loans may be senior or subordinated obligations of the borrower and may be secured or unsecured by collateral of the borrower. Senior floating rate loans have a claim to the assets of the borrower that is senior to certain other creditors of the borrower and to certain other floating rate loans (such as second lien loans). The proceeds of floating rate loans are used by the borrower for a variety of purposes, including financing leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and to finance internal growth. The fund may invest in loans where a company is in uncertain financial condition, where the borrower has defaulted in the payment of interest or principal or performance of its covenants or agreements, or is involved in bankruptcy proceedings, reorganizations, or financial restructurings.

A term loan is a loan that has a specified repayment schedule. A delayed draw loan is a special feature in a term loan that permits the borrower to withdraw predetermined portions of the total amount borrowed at certain times. A bridge loan is a short-term loan arrangement typically made by a borrower in anticipation of longer-term permanent financing. Most bridge loans are structured so that their interest rates rise the longer the loans remain outstanding. A letter of credit is a guarantee by a bank that the borrower’s payment to the lender will be received on time and for the correct amount. If the fund enters into a commitment with a borrower regarding a delayed draw term loan or bridge loan, the fund will be obligated on one or more dates in the future to lend the borrower monies (up to an aggregate stated amount) if called upon to do so by the borrower.

Floating rate loans may be acquired directly through an agent acting on behalf of the lenders participating in the loan, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender’s portion of the loan. The fund expects to purchase the majority of its loans via assignment, which usually means the fund will have direct contractual rights against the borrower. An assignment typically results in the purchaser succeeding to all rights and obligations under the loan agreement between the assigning lender and the borrower. However, assignments may be arranged through private negotiations, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

T. Rowe Price	22

The fund may invest in loans by purchasing a participation interest. A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. To the extent the fund invests in loans through participation interests, it will be more difficult for the fund to enforce its rights against the borrower because the fund will have established a direct contractual relationship with the seller of the participation interest but not with the borrower. When the fund invests in a loan by participation, it must rely on another party not only for the enforcement of its rights against the borrower, but also for the receipt and processing of payments due under the loan. Investing in a participation interest may also limit the fund’s right to vote on certain matters in connection with the loan, such as changes to the underlying loan agreement. Where the fund is a participant in a loan, it would be a creditor of the lender and not eligible to file a claim directly as a creditor in the event of the borrower’s bankruptcy.

The fund may make investments in a company through the purchase or execution of a privately negotiated note representing the equivalent of a loan. Larger loans to corporations or governments, including governments of less developed countries, may be shared or syndicated among several lenders, usually banks. The fund could participate in such syndicates or could buy part of a loan, becoming a direct lender. These loans may often be obligations of companies or governments in financial distress or in default.

There is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is an unregulated inter-dealer or inter-bank resale market. Market quotations for a particular loan may vary over time, and if the credit quality of a loan unexpectedly declines, secondary trading of that loan may decline for a period of time. In general, a secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the fund’s ability to realize full value and thus cause a significant decline in the fund’s net asset value.

Loans in which the fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the fund’s ability to sell loans and may adversely affect the price that can be obtained.

Operating policy There is no limit to the amount of the fund’s investments in floating rate loans or floating rate debt securities of any type.

Bonds

A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.

More About the Fund	23

A bond’s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond’s price usually rises when interest rates fall and vice versa, so its yield stays consistent with current market conditions. High yield bond prices are less directly responsive to interest rate changes than investment-grade issues and may not always follow this pattern.

Conventional fixed rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

Bonds may be unsecured (backed by the issuer’s general creditworthiness only) or secured (also backed by specified collateral). Most high yield “junk” bonds are unsecured. Bonds include asset- and mortgage-backed securities.

Certain bonds have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the bonds’ principal values. The maturity of those securities may be shortened under certain specified conditions.

High Yield, High-Risk Bonds

The price and yield of lower-quality (high yield, high-risk) bonds, commonly referred to as “junk bonds,” and below investment-grade emerging market bonds, can be expected to fluctuate more than the price and yield of higher-quality bonds. Because these bonds are rated below BBB or are in default, they are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in lower-medium- and low-quality bonds involves greater investment risk and is highly dependent on T. Rowe Price’s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

Operating policy The fund may invest up to 20% of its net assets in fixed rate, below investment-grade bonds, or junk bonds. There is no limit on the fund’s investments in floating rate loans or floating rate debt securities that are rated below investment-grade.

T. Rowe Price	24

Zero Coupon Bonds and Pay-in-Kind Bonds and Loans

A zero coupon bond does not make cash interest payments during a portion or all of the life of the bond. Instead, it is sold at a deep discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. Zero coupon bonds can be an attractive financing method for issuers with near-term cash-flow problems or seeking to preserve liquidity. Pay-in-kind bonds and loans pay interest in cash or additional securities, at the issuer’s or borrower’s option, for a specified period. Like zero coupon bonds, they may help a corporation conserve cash flow. Pay-in-kind prices reflect the market value of the underlying debt plus any accrued interest. Zero coupon bonds and pay-in-kinds can be higher- or lower-quality debt, and both are more volatile than coupon bonds. There is no limit on fund investments in these securities.

The fund is required to distribute to shareholders income imputed to any zero coupon bonds or pay-in-kind investments. Such distributions could reduce the fund’s reserve position and require the fund to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.

Deferrable Subordinated Securities

These are securities with long maturities that are deeply subordinated in the issuer’s capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain “equity-like” features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. Fund investments will be made in these securities to the extent their yield, credit, and maturity characteristics are consistent with the fund’s investment objective and program.

Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

More About the Fund	25

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Operating policy The fund may invest up to 10% of total assets in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities. Under normal conditions, the fund does not expect to directly purchase common stocks. However, the fund may occasionally hold shares of common stock that were received through a reorganization, restructuring, exercise, exchange, conversion, or similar action.

Foreign Securities

Investments may be made in foreign securities and in floating rate loans and debt securities that are made to, or issued by, non-U.S. borrowers. These include non-dollar-denominated securities and loans traded outside of the U.S., as well as dollar-denominated securities of foreign issuers and loans of foreign borrowers traded in the U.S. Investing in foreign securities and loans of foreign borrowers involve special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). In addition, information with respect to foreign borrowers may differ from that available for U.S. borrowers because foreign companies are not generally subject to accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. borrowers. These risks are heightened for investments in emerging markets.

Operating policy The fund may invest up to 20% of total assets (excluding reserves) in non-U.S. dollar-denominated loans and securities and may invest without limit in

T. Rowe Price	26

U.S. dollar-denominated loans and securities of foreign lenders and issuers. Subject to the overall limit on fund investments in foreign loans and securities, there is no limit on the amount of those investments that may be made in emerging markets.

Mortgage- and Asset-Backed Securities

These may take a variety of forms, including conventional mortgage securities, collateralized mortgage obligations, interest only securities, and principal only securities.

Operating policy Fund investments in mortgage- and asset-backed securities are limited to 5% of total assets.

Derivatives and Leverage

A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as other potentially more complex investments such as swaps and structured notes. The use of derivatives can involve leverage. Leverage has the effect of magnifying returns, positively or negatively. The effect on returns will depend on the extent to which an investment is leveraged. For example, an investment of $1, leveraged at 2 to 1, would have the effect of an investment of $2. Leverage ratios can be higher or lower with a corresponding effect on returns. The fund may use derivatives in certain situations to help accomplish the following: to hedge against a decline in principal value, to increase yield, to manage exposure to changes in interest or currency exchange rates, to invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration or credit risk exposure.

Derivatives that may be used include the following as well as others that combine the risk characteristics and features of futures, options, and swaps:

Futures and Options Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure. Call or put options may be purchased or sold on securities, futures, and financial indices.

More About the Fund	27

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund’s initial investment in such contracts.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions.” All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swaps and swaptions can be used for a variety of purposes, including to manage a fund’s exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

There are risks in the use of swaps and swaptions. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps and swaptions may not always be successful. Using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by a fund under all outstanding swap agreements will exceed 10% of total assets. For swaptions, the total market value of securities covering call or put options may not

T. Rowe Price	28

exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Currency Derivatives Investors in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as proxy hedging. The fund may also use these instruments to create a synthetic bond–issued in one currency but with the currency component transformed into another currency. Foreign currency forwards, options, and futures may be used to protect a fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other currencies or securities. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy The fund will not commit more than 20% of total assets to any combination of currency derivatives.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

More About the Fund	29

As a shareholder of an investment company not sponsored by T. Rowe Price, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. The fund invests in loans that are less liquid than securities traded on established secondary markets and certain loans may be considered illiquid. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example under Rule 144A of the Securities Act of 1933, others may have resale restrictions and can be illiquid. The sale of illiquid loans and securities may involve substantial delays and additional costs, and a fund may only be able to sell such loans and securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and in the timing of new investments, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the interim period, the price and yield of the securities can fluctuate, and typically no interest accrues to the purchaser. At the time of delivery, the market value of the

T. Rowe Price	30

securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Due to the differences in timing between the purchase and redemption settlement dates for the Sector Portfolios, share exchanges between certain Sector Portfolios could result in short-term borrowings in order to settle purchases of underlying portfolio securities while the purchasing Sector Portfolio awaits the receipt of redemption proceeds from the redeeming Sector Portfolio. Such borrowings are expected to be infrequent and are subject to these limits on borrowings.

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Credit Quality Considerations

The credit quality of many fund holdings is evaluated by rating agencies such as Moody’s, Standard & Poor’s, and Fitch. Credit quality refers to the issuer’s ability to meet all required interest and principal payments. The highest ratings are assigned to companies perceived to have the lowest credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds and other debt obligations have higher yields due to greater credit risk. High-yield bonds, also called “junk” bonds, are those rated below BBB.

More About the Fund	31

Credit quality ratings are not guarantees. They are estimates of a company’s financial strength and ability to make interest and principal payments as they come due. Ratings can change at any time due to real or perceived changes in a company’s credit or financial fundamentals.

The following table shows the rating scale used by the major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.

Ratings of Corporate Debt Securities

	Moody’s Investors Service, Inc.	Standard & Poor’s Corporation	Fitch Ratings	Definition
Long Term	Aaa	AAA	AAA	Highest quality
	Aa	AA	AA	High quality
	A	A	A	Upper-medium grade
	Baa	BBB	BBB	Medium grade
	Ba	BB	BB	Speculative
	B	B	B	Highly speculative
	Caa	CCC	CCC	Vulnerable to default
	Ca	CC	CC	Default is imminent
	C	C	C	Probably in default

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund discloses its portfolio holdings for its fiscal year-end in its annual shareholder report and its portfolio holdings for its second fiscal quarter-end in its semi-annual shareholder report. Each fund also discloses its portfolio holdings for its first and third fiscal quarter-ends on Form N-Q. The shareholder reports and Form N-Q are filed with the SEC within 60 days after the end of the period covered and are available through the SEC’s website at sec.gov. Monthly portfolio holdings for the T. Rowe Price Multi-Sector Account Portfolios are disclosed to the funds’ shareholders, but no portfolio holdings are made available on any T. Rowe Price

T. Rowe Price	32

website. In addition, intra-month holdings may be disclosed to the fund’s shareholders upon request if there is a reasonable belief on the part of T. Rowe Price that the disclosure of such holdings would not be harmful to any of the other T. Rowe Price funds. A description of the funds’ policies and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive, or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account or a legal claim against an account, or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds seeking a stable share price, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

A Statement of Additional Information for the T. Rowe Price family of funds has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, will be available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your T. Rowe Price Client Service Professional. These documents are available through troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-22620     E963-040 3/1/12

PROSPECTUS
March 1, 2012

T. Rowe Price High Yield Multi-Sector Account Portfolio

A fund seeking high current income and capital appreciation through investments in below investment-grade bonds.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

High Yield Multi-Sector Account Portfolio 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 5 Useful Information on Distributions and Taxes 7 Transaction Procedures and Special Requirements 9
3	More About the Fund
Organization and Management 12 More Information About the Fund and Its Investment Risks 14 Investment Policies and Practices 17 Disclosure of Fund Portfolio Information 27 Rights Reserved by the Funds 28

SUMMARY

Investment Objective

The fund seeks high current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Other expenses	0.01%[a]

Total annual fund operating expenses	0.01%

a Other expenses are estimated for the current fiscal year. T. Rowe Price Associates, Inc. is required to bear any of the fund’s custody fees that exceed 0.01% of the fund’s average net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$1	$3

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks, and Performance

Principal Investment Strategies The fund invests in a diversified portfolio of high yield corporate bonds, also known as “junk bonds.” The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds that are rated below investment-grade (BB and lower, or an equivalent rating) by a major credit rating agency or are not rated by any credit rating agency but deemed to be below investment-grade by T. Rowe Price. If a bond is split-rated (i.e., rated investment-grade by at least one rating agency and rated below investment-

T. Rowe Price	2

grade by another rating agency), the lower rating will be used for the purposes of this requirement.

Junk bonds tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments, and should be considered speculative. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund’s weighted average maturity generally is expected to be in the 5- to 10-year range, but will vary with market conditions. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.

While most assets will typically be invested in U.S. dollar-denominated bonds, the fund may also invest in bonds issued by foreign issuers, including issuers in emerging markets, as well as use forward currency exchange contracts and credit default swaps, in keeping with the fund’s objectives. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities. Forward currency exchange contracts would typically be used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar and credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to reduce its exposure to certain securities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Credit risk This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk and volatility than other bond funds. High yield bond issuers are more likely to suffer an adverse change in financial

Summary	3

condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Derivatives risk To the extent the fund uses forward currency exchange contracts and credit default swaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. Derivatives can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance.

Performance Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Mark J. Vaselkiv	Chairman of Investment Advisory Committee	2012	1988

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. Shares of the fund may only be purchased by or on behalf of institutional clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

T. Rowe Price	4

There is no minimum amount required for initial or subsequent purchases. Fund shares may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business. Orders to purchase, redeem, or exchange fund shares must generally be requested by the persons at T. Rowe Price authorized to make investment decisions on behalf of the institutional client.

Tax Information

The fund declares dividends daily and pays any accrued dividends on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Distributions declared by the fund, as well as redemptions or exchanges of fund shares, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund and its related companies do not pay financial intermediaries for sales of the fund’s shares or related services.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures apply only to the T. Rowe Price Multi-Sector Account Portfolios, which are funds designed for use by certain institutional separate account clients of T. Rowe Price. These funds are not available for direct purchase by the public.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the New York Stock Exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value

T. Rowe Price	6

process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts.

Purchasing, Selling, or Exchanging Fund Shares

Shares of the T. Rowe Price Multi-Sector Account Portfolios (“Sector Portfolios”) are intended for purchase on behalf of institutional separately managed accounts for which T. Rowe Price or one of its affiliates has an agreement to provide discretionary investment management services. Accordingly, orders to purchase, redeem, or exchange shares of the Sector Portfolios are typically based on instructions from the personnel at T. Rowe Price authorized to make investment decisions for a particular separate account, although a transaction request may also be initiated directly by a separate account client. If a transaction request is received in correct form by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) before the close of the New York Stock Exchange (normally 4 p.m. ET), the transaction will be priced at that business day’s net asset value. If a transaction request is not received by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) until after the close of the New York Stock Exchange, the transaction will be priced at the next business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

There are no minimum or maximum limits on the amounts that must be invested in the Sector Portfolios. However, there are minimum investment requirements to establish a separate account with T. Rowe Price. The Sector Portfolios reserve the right to accept a purchase that is unaccompanied by payment. Payment for these shares must be received by the time designated by the Sector Portfolio (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled and the party responsible for the canceled purchase may bear the costs of any losses incurred by the Sector Portfolio.

For a redemption of shares from the Sector Portfolios, other than from the Mortgage-Backed Securities Multi-Sector Account Portfolio (“Mortgage-Backed Sector Portfolio”), proceeds are usually sent on the third business day following the trade date of the transaction (commonly referred to as “T+3” settlement). Redemption proceeds from a sale of shares from the Mortgage-Backed Sector Portfolio will typically be sent on the next business day following the trade date of the transaction. However, under certain circumstances and when deemed to be in a Sector Portfolio’s

Information About Accounts in T. Rowe Price Funds	7

best interests, the delivery of redemption proceeds may be delayed for up to seven calendar days after the trade date of the transaction.

Receiving the Proceeds From a Sale

The redemption proceeds from a sale of Sector Portfolio shares are generally used to purchase shares of another Sector Portfolio, used to purchase individual securities on behalf of the separate account, or remitted to the cash reserve position within the separate account. For any redemption not used for these purposes, the proceeds are typically sent by bank wire to the client’s custody account on the settlement date for the transaction. The Sector Portfolios also reserve the right, at the sole discretion of T. Rowe Price or one of its affiliates, to pay any redemption proceeds in whole or in part by an in-kind redemption of securities held by the Sector Portfolio in lieu of cash.

Because redemptions of Sector Portfolio shares (other than Mortgage-Backed Sector Portfolio shares) settle on a T+3 basis, proceeds from a redemption are not sent until at least the third business day after the trade date of the transaction.

Upon termination of an investment management agreement between a separate account client and T. Rowe Price (or one of its affiliates), any outstanding Sector Portfolio shares held by the client will be redeemed by T. Rowe Price in accordance with the terms of the agreement.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each Sector Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, the fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and were ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and consequently a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected.

T. Rowe Price	8

Dividends for the Sector Portfolios are declared daily and any accrued dividends for the month are typically paid on the first business day of the next month. Shares that are purchased, including any share purchases that are unaccompanied by payment, do not begin to earn dividends until the business day that payment is received by the Sector Portfolio. Shares that are redeemed continue to earn dividends through the calendar day prior to the date the redemption settles and proceeds are sent. Therefore, shares redeemed from the Mortgage-Backed Sector Portfolio will normally earn dividends through the redemption trade date and shares redeemed from the other Sector Portfolios will normally earn dividends through the second business day following the redemption trade date. However, for any shares that are redeemed on a business day prior to a weekend (or holiday) and proceeds are not sent until after the weekend (or holiday), those redeemed shares will continue to earn dividends through the weekend (or holiday). The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-B indicating the date and amount of each sale made in the fund during the prior year along with applicable cost basis information. This information will also be reported to the Internal Revenue Service.

Information About Accounts in T. Rowe Price Funds	9

Taxes on Fund Distributions

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-DIV, Form 1099-INT, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

Tax Consequences of Hedging

Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Eligible investors in the Sector Portfolios are currently limited to institutional clients that have entered into an investment management agreement for T. Rowe Price or one of its affiliates to serve as investment adviser to the client’s separately managed account. The Sector Portfolios are designed to be components of a separate account and seek to invest more efficiently in certain market sectors than is usually possible when buying individual securities for a separate account. Shares may generally only be purchased and held by institutional separate account clients with a U.S. address. Institutional separate account clients typically include corporate pension plans,

T. Rowe Price	10

public pension plans, endowments, and foundations. When opening an account, the entity will be required to provide various information, as well as documents governing the existence of the entity, in order for T. Rowe Price to verify the identity of the client and persons opening the account. Transaction orders are normally initiated based on instructions from the authorized persons at T. Rowe Price responsible for portfolio management of the separate account so separate account clients do not normally trade directly in the Sector Portfolios’ shares.

Redemption proceeds will usually be applied to the short-term investment fund or other cash reserves within the separate account, invested in shares of another Sector Portfolio, or used to purchase other securities at the discretion of T. Rowe Price on behalf of a separate account. Any proceeds not used for these purposes will normally be sent by wire, although clients may receive their redemption proceeds by check if they so request or are no longer eligible to invest in the Sector Portfolios. Proceeds are normally not sent until the third business day (the next business day for the Mortgage-Backed Sector Portfolio) after the redemption request is received and processed, but proceeds may take up to seven business days to be sent if, in the judgment of the fund, an earlier payment could adversely affect the fund.

The Sector Portfolios reserve the right to automatically redeem the shares of any investor that ceases to be eligible for investment in the funds. By purchasing shares of the Sector Portfolios and entering into an investment management agreement with T. Rowe Price or one of its affiliates, the separate account client agrees that T. Rowe Price or its affiliate may redeem all Sector Portfolio shares on behalf of the client upon termination of the client’s investment management agreement or failure to meet the funds’ eligibility criteria. The liquidation of shares under these circumstances may have tax consequences for the client.

Purchase Conditions

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars.

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash.

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have

Information About Accounts in T. Rowe Price Funds	11

adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders. These policies include trading limits on additional purchases and exchanges into funds under certain conditions, although shares of T. Rowe Price funds that are purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates are exempt from these trading limits.

Because the Sector Portfolios are designed to be components of separately managed accounts and serve as a part of an institutional client’s asset allocation strategy, Sector Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new cash flows or accommodate reductions in account size. These funds are managed in a manner consistent with their role as investment options for separately managed accounts and are exempt from the excessive and short-term trading policies adopted for other T. Rowe Price funds. For similar reasons, the funds do not charge a redemption fee on the sale of fund shares.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the “corporation”) was incorporated in Maryland in 2011. Currently, the corporation consists of six series, each representing a separate pool of assets with different objectives and investment policies. The fund is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

More About the Fund	13

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2011, T. Rowe Price and its affiliates (the “Firm”) managed approximately $489 billion for more than 11 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Mark J. Vaselkiv, Chairman, Michael F. Connelly, Stephen M. Finamore, Justin T. Gerbereux, Paul A. Karpers, Paul M. Massaro, Michael J. McGonigle, Brian A. Rubin, Walter P. Stuart III, Thomas E. Tewksbury, Edward A Wiese, and Thea N. Williams. The following information describes the chairman’s experience during the past five years and provides the year that the chairman first joined the Firm. Mr. Vaselkiv has been chairman of the committee since the fund’s inception in 2012. He joined the Firm in 1988 and his investment experience dates from 1984. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund does not pay an investment management fee. However, the fund serves as an investment component within certain institutional separately managed accounts for which the investment adviser receives an investment management fee. Therefore, the investment adviser is compensated indirectly for its management of the fund pursuant to its investment management agreement with the institutional client.

The fund will bear all costs in connection with the custody of the fund’s assets up to 0.01% of the fund’s average net assets. Any custody fees in excess of this amount will be borne by the investment adviser. The investment adviser also pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price will appear in the fund’s semiannual report to shareholders for the period ended August 31.

T. Rowe Price	14

Fund Operations and Shareholder Services

T. Rowe Price provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc., acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

The fund is not available for direct purchase by the public. It is designed for investments by T. Rowe Price on behalf of institutional separate account clients.

The fund could generate higher income than higher-quality bond funds and could have greater potential for capital appreciation. Because the high yield bond markets can be more sensitive to changes in economic growth than interest rates, the fund may outperform high-quality bond funds when the outlook for the economy is positive.

The fund’s yield will vary. A fund’s yield is the annualized dividends earned for a given period (typically 30 days for bond funds), divided by the share price at the end of the period. A fund’s total return includes distributions from income and capital gains and the change in share price for a given period.

Credit quality refers to a bond issuer’s expected ability to make all required interest and principal payments on time. Because highly-rated issuers represent less risk, they can borrow at lower interest rates than less-creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

Every bond has a stated maturity date when the issuer must repay the bond’s entire principal value to the investor. However, many bonds are “callable,” meaning their principal can be repaid before the stated maturity date. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage when interest rates fall. In that environment, a bond’s “effective maturity” is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed bonds.

A bond fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond’s maturity “weighted” by the percentage of fund assets it represents. (The fund’s average effective maturity is calculated by reference to the nearest mortgage prepayment dates, call dates, or coupon reset dates of the underlying holdings.) Some funds utilize effective maturities rather than stated maturities when managing a fund to a certain average maturity, which provides additional flexibility in portfolio management.

More About the Fund	15

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond’s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years–the duration. “Effective” duration takes into account call features and sinking fund payments that may shorten a bond’s life.

Since duration can be computed for bond funds, you can estimate the effect of interest rate fluctuations on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (A bond fund’s duration is shown in its shareholder report.)

Duration measures only sensitivity to interest rate changes–the dominant source of risk for high-quality bond funds. It does not reflect risk from other sources, such as bond defaults. Therefore, duration may not be as significant an indicator of overall risk for a fund such as this one that invests in noninvestment-grade bonds.

In addition to investments in corporate bonds, the fund also uses forward currency exchange contracts and credit default swaps as part of its principal investment strategies. Forward currency exchange contracts would typically be used to protect the fund’s non-U.S. dollar-denominated holdings from adverse currency movements by hedging the fund’s foreign currency exposure back to the U.S. dollar. The fund may use swaps in an effort to manage exposure to changes in credit quality, to protect the value of certain portfolio holdings or protect against a specified credit event, to adjust portfolio duration, or to enhance the fund’s return. The fund’s investments in forward currency exchange contracts and swaps exposes the fund to risk of losses in excess of the fund’s initial investment and the potential failure of counterparties to meet the terms of the agreements, as well as the risk that anticipated changes in currency movements, the creditworthiness of an issuer, or the likelihood of a credit event will not be accurately predicted.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money. This fund could have greater price declines than one that invests primarily in high-quality bonds. Like other bond funds, it is exposed to interest rate risk, but credit risk and other risks may often be more important. Some particular risks affecting the fund include the following:

Interest rate risk This is the risk that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Prices fall because the bonds and notes in the fund’s portfolio become less attractive to other investors when securities with higher yields become available. Generally, the longer the maturity of a security or the longer a bond funds weighted average

T. Rowe Price	16

maturity, the greater its interest rate risk. If the fund purchases longer-maturity bonds and interest rates rise, the fund’s share price could decline.

Credit risk This is the risk that an issuer of a fixed income security or counterparty to over-the-counter derivatives held by the fund will default (fail to make scheduled payments), potentially reducing the fund’s income and share price. This risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments. Therefore, the credit risk for the fund’s portfolio increases when the U.S. economy slows or enters a recession.

The fund may be more vulnerable to interest rate risk if it is focusing on BB rated bonds since better-quality junk bonds follow the investment-grade market to some extent. But if its focus is on bonds rated B and below, credit risk will probably predominate.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and the fund may not be able to sell a holding readily at a price that reflects what the fund believes it should be worth. Less liquid securities can also become more difficult to value.

Other risks The entire noninvestment-grade bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

Foreign investing risk To the extent a fund holds foreign securities, it will be subject to special risks, whether the securities are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic conditions overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly a fund’s share price.

Efforts to reduce risk The portfolio manager may mitigate but not eliminate risk through one or more of the following:

More About the Fund	17

• Rigorous credit research by T. Rowe Price’s high yield bond analysts;

• Extensive diversification, which helps limit the fund’s exposure to any one industry or issuer;

• Variations in the amount of assets invested in various types of securities; and

• Employing an active sell discipline to reduce unwanted securities.

While most assets will be invested in below investment-grade corporate bonds, forward currency exchange contracts and credit default swaps, the fund may employ other strategies that are not considered part of its principal investment strategies. Such investments may include income-producing convertible securities and preferred stocks and, to a limited extent, other types of derivatives that are consistent with the fund’s investment program. Convertible securities and preferred stocks carry credit and interest rate risk, along with other risks associated with both equity and fixed income securities, and convertible securities may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund.

A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. A fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation, which could adversely impact the value and liquidity of a derivatives contract subject to such regulation.

Recent legislation calls for a new regulatory framework for the derivatives markets. Although various rules have been proposed, the extent and impact of new regulations are not certain and it is not yet known when such rules may be adopted. New regulations may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by funds.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

T. Rowe Price	18

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the policy requiring the fund to normally invest at least 80% of its net assets in below investment-grade bonds.

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time it was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding

More About the Fund	19

voting securities of the issuer would be held by the fund. As an operating policy, the fund will not invest more than 5% of its total assets in the securities of any single issuer. These limitations do not apply to fund purchases of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Bonds

A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.

A bond’s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond’s price usually rises when interest rates fall and vice versa, so its yield stays consistent with current market conditions. High yield bond prices are less directly responsive to interest rate changes than investment-grade issues and may not always follow this pattern.

Conventional fixed rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

Bonds may be unsecured (backed by the issuer’s general creditworthiness only) or secured (also backed by specified collateral). Most high yield “junk” bonds are unsecured. Bonds include asset- and mortgage-backed securities.

Certain bonds have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the bonds’ principal values. The maturity of those securities may be shortened under certain specified conditions.

Bond investments may include Build America Bonds issued by state and local governments to finance capital expenditures for which they otherwise could issue tax-exempt governmental bonds. Unlike most other municipal obligations, interest received on Build America Bonds is taxable to the bondholder. These include bonds on which the issuer may receive an interest payment subsidy directly from the U.S. Treasury, known as direct pay Build America Bonds, and bonds on which the investor may receive a tax credit, known as tax credit Build America Bonds.

Zero Coupon Bonds and Pay-in-Kind Bonds

A zero coupon bond does not make cash interest payments during a portion or all of the life of the bond. Instead, it is sold at a deep discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. Zero coupon bonds can be an attractive financing method for issuers with near-term cash-flow problems or seeking to preserve liquidity. Pay-in-kind bonds pay interest in cash or additional securities, at the issuer’s option, for a specified period. Like zero

T. Rowe Price	20

coupon bonds, they may help a corporation conserve cash flow. Pay-in-kind prices reflect the market value of the underlying debt plus any accrued interest. Zero coupon bonds and pay-in-kinds can be higher- or lower-quality debt, and both are more volatile than coupon bonds. There is no limit on fund investments in these securities.

The fund is required to distribute to shareholders income imputed to any zero coupon bonds or pay-in-kind investments. Such distributions could reduce the fund’s reserve position and require the fund to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.

Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Operating policy The fund may invest up to 20% of total assets in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks or other equity securities. Under normal conditions, the fund does not expect to directly purchase common stocks. However, the fund may occasionally hold shares of common stock that were received through a reorganization, restructuring, exercise, exchange, conversion, or similar action.

More About the Fund	21

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S (such as Yankee bonds). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). These risks are heightened for investments in emerging markets.

Foreign securities increase fund diversification and may enhance return, but they involve special risks, especially from emerging markets.

Operating policy The fund may invest up to 20% of total assets (excluding reserves) in non-U.S. dollar securities and may invest without limit in U.S. dollar-denominated bonds of foreign issuers. Subject to the overall limit on fund investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Derivatives and Leverage

A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as other potentially more complex investments such as swaps and structured notes. The use of derivatives can involve leverage. Leverage has the effect of magnifying returns, positively or negatively. The effect on returns will depend on the extent to which an investment is leveraged. For example, an investment of $1, leveraged at 2 to 1, would have the effect of an investment of $2. Leverage ratios can be higher or lower with a corresponding effect on returns. The fund may use derivatives in certain situations to help accomplish the following: to hedge against a decline in principal value, to increase yield, to manage exposure to changes in interest or currency exchange rates, to invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration or credit risk exposure.

While individual fund investments may involve leverage, the fund will not invest in any high-risk, highly leveraged derivative instrument that, at the time of entering into the derivative transaction, is expected to cause the price volatility of the portfolio to

T. Rowe Price	22

be meaningfully greater than that of a long-term (over 10-year maturity) below investment-grade bond.

Derivatives that may be used include the following as well as others that combine the risk characteristics and features of futures, options, and swaps:

Futures and Options Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure. Call or put options may be purchased or sold on securities, futures, and financial indices.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund’s initial investment in such contracts.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions.” All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swaps and swaptions can be used for a variety of purposes, including to manage a fund’s exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

More About the Fund	23

There are risks in the use of swaps and swaptions. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps and swaptions may not always be successful. Using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by a fund under all outstanding swap agreements will exceed 10% of total assets. For swaptions, the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Currency Derivatives Investors in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as proxy hedging. The fund may also use these instruments to create a synthetic bond–issued in one currency but with the currency component transformed into another currency. Foreign currency forwards, options, and futures may be used to protect a fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other currencies or securities. A fund may invest in non-U.S. currencies directly without holding any non-U.S. bonds or securities denominated in those currencies. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy The fund will not commit more than 20% of total assets to any combination of currency derivatives.

T. Rowe Price	24

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

As a shareholder of an investment company not sponsored by T. Rowe Price, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example under Rule 144A of the Securities Act of 1933, others may have resale restrictions and can be illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

More About the Fund	25

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and in the timing of new investments, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the interim period, the price and yield of the securities can fluctuate, and typically no interest accrues to the purchaser. At the time of delivery, the market value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Due to the differences in timing between the purchase and redemption settlement dates for the Sector Portfolios, share exchanges between certain Sector Portfolios could result in short-term borrowings in order to settle purchases of underlying portfolio securities while the purchasing Sector Portfolio awaits the receipt of redemption proceeds from the redeeming Sector Portfolio. Such borrowings are expected to be infrequent and are subject to these limits on borrowings.

T. Rowe Price	26

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Credit Quality Considerations

The credit quality of many fund holdings is evaluated by rating agencies such as Moody’s, Standard & Poor’s, and Fitch. Credit quality refers to the issuer’s ability to meet all required interest and principal payments. The highest ratings are assigned to companies perceived to have the lowest credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower rated bonds and other debt obligations have higher yields due to greater credit risk. High yield bonds, also called “junk” bonds, are those rated below BBB.

Credit quality ratings are not guarantees. They are estimates of a company’s financial strength and ability to make interest and principal payments as they come due. Ratings can change at any time due to real or perceived changes in a company’s credit or financial fundamentals.

The following table shows the rating scale used by the major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments. T. Rowe Price may consider a bond to be unrated for purposes of a fund’s investment policies and restrictions if it has a rating assigned to it by a rating agency that is based on the credit rating of the bond’s insurer rather than the creditworthiness of the underlying issuer.

More About the Fund	27

Ratings of Corporate Debt Securities

	Moody’s Investors Service, Inc.	Standard & Poor’s Corporation	Fitch Ratings	Definition
Long Term	Aaa	AAA	AAA	Highest quality
	Aa	AA	AA	High quality
	A	A	A	Upper-medium grade
	Baa	BBB	BBB	Medium grade
	Ba	BB	BB	Speculative
	B	B	B	Highly speculative
	Caa	CCC	CCC	Vulnerable to default
	Ca	CC	CC	Default is imminent
	C	C	C	Probably in default

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund discloses its portfolio holdings for its fiscal year-end in its annual shareholder report and its portfolio holdings for its second fiscal quarter-end in its semi-annual shareholder report. Each fund also discloses its portfolio holdings for its first and third fiscal quarter-ends on Form N-Q. The shareholder reports and Form N-Q are filed with the SEC within 60 days after the end of the period covered and are available through the SEC’s website at sec.gov. Monthly portfolio holdings for the T. Rowe Price Multi-Sector Account Portfolios are disclosed to the funds’ shareholders, but no portfolio holdings are made available on any T. Rowe Price website. In addition, intra-month holdings may be disclosed to the fund’s shareholders upon request if there is a reasonable belief on the part of T. Rowe Price that the disclosure of such holdings would not be harmful to any of the other T. Rowe Price funds. A description of the funds’ policies and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

T. Rowe Price	28

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive, or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account or a legal claim against an account, or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds seeking a stable share price, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

A Statement of Additional Information for the T. Rowe Price family of funds has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, will be available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your T. Rowe Price Client Service Professional.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-22620     E962-040 3/1/12

PROSPECTUS
March 1, 2012

T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio

A fund seeking high current income and capital appreciation through investments in investment-grade corporate bonds.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Investment-Grade Corporate Multi-Sector Account Portfolio 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 4 Useful Information on Distributions and Taxes 6 Transaction Procedures and Special Requirements 8
3	More About the Fund
Organization and Management 11 More Information About the Fund and Its Investment Risks 13 Investment Policies and Practices 16 Disclosure of Fund Portfolio Information 25 Rights Reserved by the Funds 26

SUMMARY

Investment Objective

The fund seeks high current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Other expenses	0.01%[a]

Total annual fund operating expenses	0.01%

a Other expenses are estimated for the current fiscal year. T. Rowe Price Associates, Inc. is required to bear any of the fund’s custody fees that exceed 0.01% of the fund’s average net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$1	$3

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in investment-grade corporate debt securities. Under normal conditions, all of the securities purchased by the fund will be rated investment-grade (BBB- or higher, or an equivalent rating) at the time of purchase by at least one of the major credit rating agencies or, if unrated, deemed to be investment-grade quality by T. Rowe Price. If a security is split-rated

T. Rowe Price	2

(i.e., assigned different ratings by different credit rating agencies), the higher rating will be used for purposes of this requirement.

While the fund’s emphasis will be on bonds issued by U.S. corporations, the fund may invest in debt securities issued by the U.S. government and its agencies as well as securities issued by foreign issuers, including issuers in emerging markets. These securities may include those issued by foreign corporations, foreign branches of U.S. banks, and U.S. branches of foreign banks. However, the fund may only invest up to 10% of its total assets in non-U.S. dollar-denominated securities.

The fund’s investment program provides some flexibility in seeking securities with an attractive combination of credit quality and income potential. For example, the fund may concentrate its investments in the highest rated bonds or move slightly down the credit scale in search of higher yields. Although the fund may purchase securities of any maturity, its weighted average maturity is generally expected to be between four and 15 years. This allows the fund to purchase longer-term bonds, which tend to have higher yields than shorter-term bonds, when the outlook warrants.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk This risk refers to the chance that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make callable debt securities more volatile.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund’s emphasis on investment-grade

Summary	3

securities should result in relatively lower credit risk when compared to other corporate bond funds.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Performance Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
David A. Tiberii	Chairman of Investment Advisory Committee	2012	2003

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. Shares of the fund may only be purchased by or on behalf of institutional clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

There is no minimum amount required for initial or subsequent purchases. Fund shares may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business. Orders to purchase, redeem, or exchange fund shares must generally be requested by the persons at T. Rowe Price authorized to make investment decisions on behalf of the institutional client.

Tax Information

The fund declares dividends daily and pays any accrued dividends on the first business day of each month. Any capital gains are declared and paid annually, usually in December. Distributions declared by the fund, as well as redemptions or exchanges of fund shares, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund and its related companies do not pay financial intermediaries for sales of the fund’s shares or related services.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures apply only to the T. Rowe Price Multi-Sector Account Portfolios, which are funds designed for use by certain institutional separate account clients of T. Rowe Price. These funds are not available for direct purchase by the public.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the New York Stock Exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value

Information About Accounts in T. Rowe Price Funds	5

process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts.

Purchasing, Selling, or Exchanging Fund Shares

Shares of the T. Rowe Price Multi-Sector Account Portfolios (“Sector Portfolios”) are intended for purchase on behalf of institutional separately managed accounts for which T. Rowe Price or one of its affiliates has an agreement to provide discretionary investment management services. Accordingly, orders to purchase, redeem, or exchange shares of the Sector Portfolios are typically based on instructions from the personnel at T. Rowe Price authorized to make investment decisions for a particular separate account, although a transaction request may also be initiated directly by a separate account client. If a transaction request is received in correct form by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) before the close of the New York Stock Exchange (normally 4 p.m. ET), the transaction will be priced at that business day’s net asset value. If a transaction request is not received by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) until after the close of the New York Stock Exchange, the transaction will be priced at the next business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

There are no minimum or maximum limits on the amounts that must be invested in the Sector Portfolios. However, there are minimum investment requirements to establish a separate account with T. Rowe Price. The Sector Portfolios reserve the right to accept a purchase that is unaccompanied by payment. Payment for these shares must be received by the time designated by the Sector Portfolio (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled and the party responsible for the canceled purchase may bear the costs of any losses incurred by the Sector Portfolio.

For a redemption of shares from the Sector Portfolios, other than from the Mortgage-Backed Securities Multi-Sector Account Portfolio (“Mortgage-Backed Sector Portfolio”), proceeds are usually sent on the third business day following the trade date of the transaction (commonly referred to as “T+3” settlement). Redemption proceeds from a sale of shares from the Mortgage-Backed Sector Portfolio will typically be sent on the next business day following the trade date of the transaction. However, under certain circumstances and when deemed to be in a Sector Portfolio’s

T. Rowe Price	6

best interests, the delivery of redemption proceeds may be delayed for up to seven calendar days after the trade date of the transaction.

Receiving the Proceeds From a Sale

The redemption proceeds from a sale of Sector Portfolio shares are generally used to purchase shares of another Sector Portfolio, used to purchase individual securities on behalf of the separate account, or remitted to the cash reserve position within the separate account. For any redemption not used for these purposes, the proceeds are typically sent by bank wire to the client’s custody account on the settlement date for the transaction. The Sector Portfolios also reserve the right, at the sole discretion of T. Rowe Price or one of its affiliates, to pay any redemption proceeds in whole or in part by an in-kind redemption of securities held by the Sector Portfolio in lieu of cash.

Because redemptions of Sector Portfolio shares (other than Mortgage-Backed Sector Portfolio shares) settle on a T+3 basis, proceeds from a redemption are not sent until at least the third business day after the trade date of the transaction.

Upon termination of an investment management agreement between a separate account client and T. Rowe Price (or one of its affiliates), any outstanding Sector Portfolio shares held by the client will be redeemed by T. Rowe Price in accordance with the terms of the agreement.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each Sector Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, the fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and were ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and consequently a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected.

Information About Accounts in T. Rowe Price Funds	7

Dividends for the Sector Portfolios are declared daily and any accrued dividends for the month are typically paid on the first business day of the next month. Shares that are purchased, including any share purchases that are unaccompanied by payment, do not begin to earn dividends until the business day that payment is received by the Sector Portfolio. Shares that are redeemed continue to earn dividends through the calendar day prior to the date the redemption settles and proceeds are sent. Therefore, shares redeemed from the Mortgage-Backed Sector Portfolio will normally earn dividends through the redemption trade date and shares redeemed from the other Sector Portfolios will normally earn dividends through the second business day following the redemption trade date. However, for any shares that are redeemed on a business day prior to a weekend (or holiday) and proceeds are not sent until after the weekend (or holiday), those redeemed shares will continue to earn dividends through the weekend (or holiday). The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-B indicating the date and amount of each sale made in the fund during the prior year along with applicable cost basis information. This information will also be reported to the Internal Revenue Service.

T. Rowe Price	8

Taxes on Fund Distributions

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-DIV, Form 1099-INT, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

Tax Consequences of Hedging

Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Eligible investors in the Sector Portfolios are currently limited to institutional clients that have entered into an investment management agreement for T. Rowe Price or one of its affiliates to serve as investment adviser to the client’s separately managed account. The Sector Portfolios are designed to be components of a separate account and seek to invest more efficiently in certain market sectors than is usually possible when buying individual securities for a separate account. Shares may generally only be purchased and held by institutional separate account clients with a U.S. address. Institutional separate account clients typically include corporate pension plans,

Information About Accounts in T. Rowe Price Funds	9

public pension plans, endowments, and foundations. When opening an account, the entity will be required to provide various information, as well as documents governing the existence of the entity, in order for T. Rowe Price to verify the identity of the client and persons opening the account. Transaction orders are normally initiated based on instructions from the authorized persons at T. Rowe Price responsible for portfolio management of the separate account so separate account clients do not normally trade directly in the Sector Portfolios’ shares.

Redemption proceeds will usually be applied to the short-term investment fund or other cash reserves within the separate account, invested in shares of another Sector Portfolio, or used to purchase other securities at the discretion of T. Rowe Price on behalf of a separate account. Any proceeds not used for these purposes will normally be sent by wire, although clients may receive their redemption proceeds by check if they so request or are no longer eligible to invest in the Sector Portfolios. Proceeds are normally not sent until the third business day (the next business day for the Mortgage-Backed Sector Portfolio) after the redemption request is received and processed, but proceeds may take up to seven business days to be sent if, in the judgment of the fund, an earlier payment could adversely affect the fund.

The Sector Portfolios reserve the right to automatically redeem the shares of any investor that ceases to be eligible for investment in the funds. By purchasing shares of the Sector Portfolios and entering into an investment management agreement with T. Rowe Price or one of its affiliates, the separate account client agrees that T. Rowe Price or its affiliate may redeem all Sector Portfolio shares on behalf of the client upon termination of the client’s investment management agreement or failure to meet the funds’ eligibility criteria. The liquidation of shares under these circumstances may have tax consequences for the client.

Purchase Conditions

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars.

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash.

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have

T. Rowe Price	10

adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders. These policies include trading limits on additional purchases and exchanges into funds under certain conditions, although shares of T. Rowe Price funds that are purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates are exempt from these trading limits.

Because the Sector Portfolios are designed to be components of separately managed accounts and serve as a part of an institutional client’s asset allocation strategy, Sector Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new cash flows or accommodate reductions in account size. These funds are managed in a manner consistent with their role as investment options for separately managed accounts and are exempt from the excessive and short-term trading policies adopted for other T. Rowe Price funds. For similar reasons, the funds do not charge a redemption fee on the sale of fund shares.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the “corporation”) was incorporated in Maryland in 2011. Currently, the corporation consists of six series, each representing a separate pool of assets with different objectives and investment policies. The fund is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price–specifically by the fund’s portfolio manager.

T. Rowe Price	12

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2011, T. Rowe Price and its affiliates (the “Firm”) managed approximately $489 billion for more than 11 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: David A. Tiberii, Chairman, Steve Boothe, Steven G. Brooks, Michael J. Grogan, Michael Lambe, Samy B. Muaddi, Alexander S. Obaza, Vernon A. Reid, Jr., Theodore E. Robson, Brian M. Ropp, Daniel O. Shackelford, Kimberly A. Stokes, Lauren M. Taylor, and Howard Woodward. The following information describes the chairman’s experience during the past five years and provides the year that the chairman first joined the Firm. Mr. Tiberii has been chairman of the committee since the fund’s inception in 2012. He joined the Firm in 2003 and his investment experience dates from 1996. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund does not pay an investment management fee. However, the fund serves as an investment component within certain institutional separately managed accounts for which the investment adviser receives an investment management fee. Therefore, the investment adviser is compensated indirectly for its management of the fund pursuant to its investment management agreement with the institutional client.

The fund will bear all costs in connection with the custody of the fund’s assets up to 0.01% of the fund’s average net assets. Any custody fees in excess of this amount will be borne by the investment adviser. The investment adviser also pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price will appear in the fund’s semiannual report to shareholders for the period ended August 31.

More About the Fund	13

Fund Operations and Shareholder Services

T. Rowe Price provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc., acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

The fund is not available for direct purchase by the public. It is designed for investments by T. Rowe Price on behalf of institutional separate account clients.

The fund’s emphasis on investment-grade corporate bonds is designed to offer higher income than is available from funds that invest primarily in U.S. Treasury securities. The ability to add some foreign securities provides the potential for greater capital growth and higher income. The fund’s share price should fluctuate less than that of a high yield bond fund.

The fund’s yield will vary. A fund’s yield is the annualized dividends earned for a given period (typically 30 days for bond funds), divided by the share price at the end of the period. A fund’s total return includes distributions from income and capital gains and the change in share price for a given period.

Credit quality refers to a bond issuer’s expected ability to make all required interest and principal payments on time. Because highly-rated issuers represent less risk, they can borrow at lower interest rates than less-creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

Every bond has a stated maturity date when the issuer must repay the bond’s entire principal value to the investor. However, many bonds are “callable,” meaning their principal can be repaid before the stated maturity date. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage when interest rates fall. In that environment, a bond’s “effective maturity” is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed bonds.

A bond fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond’s maturity “weighted” by the percentage of fund assets it represents. (The fund’s average effective maturity is calculated by reference to the nearest mortgage prepayment dates, call dates, or coupon reset dates of the underlying holdings.) Some funds utilize effective maturities rather than stated maturities when managing a fund to a certain average maturity, which provides additional flexibility in portfolio management.

T. Rowe Price	14

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond’s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years–the duration. “Effective” duration takes into account call features and sinking fund payments that may shorten a bond’s life.

Since duration can be computed for bond funds, you can estimate the effect of interest rate fluctuations on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (A bond fund’s duration is shown in its shareholder report.)

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money in the fund. Some particular risks affecting the fund include the following:

Interest rate risk This is the risk that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Prices fall because the bonds and notes in the fund’s portfolio become less attractive to other investors when securities with higher yields become available. Because the fund’s weighted average maturity typically ranges from four to 15 years, it carries more interest rate risk than a fund that invests in short-term securities.

Credit risk This is the risk that an issuer of a fixed income security or counterparties to over-the-counter derivatives held by a fund will default (fail to make scheduled payments), potentially reducing the fund’s income and share price. This risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and the fund may not be able to sell a holding readily at a price that reflects what the fund believes it should be worth. Less liquid securities can also become more difficult to value.

Foreign investing risk To the extent a fund holds foreign securities, it will be subject to special risks, whether the securities are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic conditions overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly a fund’s share price.

More About the Fund	15

Prepayment risk A fund investing in mortgage-backed securities, certain asset-backed securities, and other debt securities that have embedded call options can be hurt when interest rates fall because borrowers tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires a fund to reinvest proceeds at lower interest rates, which reduces the portfolio’s total return and yield, and could result in a loss if bond prices fall below the level that a fund paid for them.

Extension risk This is the risk that a rise in interest rates or lack of refinancing opportunities can cause a fund’s average maturity to lengthen unexpectedly due to a drop in expected prepayments of mortgage-backed securities, asset-backed securities, and callable debt securities. This would increase a fund’s sensitivity to rising rates and its potential for price declines.

Efforts to reduce risk Consistent with the fund’s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

• Attempting to reduce the impact of a single holding or sector on the fund’s net asset value.

• Thorough credit research by our own analysts.

• Adjusting fund duration to try to reduce the drop in a fund’s price when interest rates rise or to benefit from the rise in price when rates fall.

While most assets will be invested in U.S. corporate bonds, the fund may employ other strategies that are not considered part of its principal investment strategies. For instance, the fund may invest in other types of securities (such as preferred stocks and convertible securities) and use derivatives (such as swaps) on a limited basis that are consistent with its investment program. Preferred stocks and convertible securities would typically be purchased for their income producing potential and swaps would typically serve to manage the fund’s exposure to changes in interest rates or credit quality, or to protect the value of certain portfolio holdings. Preferred stocks and convertible securities carry credit and interest rate risk, along with other risks associated with both equity and fixed income securities, and convertible securities may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund. If the fund invests in swaps, it is exposed to the potential for losses in excess of the fund’s initial investment and the possible failure of counterparties to meet the terms of the agreements, as well as the risk that anticipated changes in interest rate movements or the creditworthiness of an issuer will not be accurately predicted.

A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. A fund could be exposed to significant

T. Rowe Price	16

losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

Recent legislation calls for a new regulatory framework for the derivatives markets. Although various rules have been proposed, the extent and impact of new regulations are not certain and it is not yet known when such rules may be adopted. New regulations may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by funds.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of a change in the policy requiring the fund to normally invest at least 80% of its net assets in investment-grade corporate debt securities.

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics

More About the Fund	17

of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time it was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund. As an operating policy, the fund will not invest more than 10% of its total assets in the securities of any single issuer. These limitations do not apply to fund purchases of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Bonds

A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.

A bond’s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond’s price usually rises when interest rates fall and vice versa, so its yield stays consistent with current market conditions.

Conventional fixed rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

T. Rowe Price	18

Bonds may be unsecured (backed by the issuer’s general creditworthiness only) or secured (also backed by specified collateral). Bonds include asset- and mortgage-backed securities.

Certain bonds have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the bonds’ principal values. The maturity of those securities may be shortened under certain specified conditions.

Bond investments may include Build America Bonds issued by state and local governments to finance capital expenditures for which they otherwise could issue tax-exempt governmental bonds. Unlike most other municipal obligations, interest received on Build America Bonds is taxable to the bondholder. These include bonds on which the issuer may receive an interest payment subsidy directly from the U.S. Treasury, known as direct pay Build America Bonds, and bonds on which the investor may receive a tax credit, known as tax credit Build America Bonds.

Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, a fund may decide to purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities that are convertible into, or exchangeable for, equity securities at specified times in the future and according to a certain exchange ratio. Convertible bonds are typically callable by the issuer, which could in effect force conversion before the holder would otherwise choose. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree than common stock. Some convertible securities combine higher or lower current income with options and other features. Warrants are options to buy, directly from the issuer, a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Operating policy The fund may invest up to 10% of total assets in preferred stocks and securities that are convertible into, or which carry warrants for, common stocks

More About the Fund	19

or other equity securities. Under normal conditions, the fund does not expect to directly purchase common stocks. Any shares of common stock that are received through a reorganization, restructuring, exercise, exchange, conversion, or similar action will be sold within a reasonable timeframe taking into consideration market conditions and any legal restrictions.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as Yankee bonds). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). These risks are heightened for investments in emerging markets.

Operating policy There is no limit on fund investments in U.S. dollar-denominated debt securities issued by foreign issuers, foreign branches of U.S. banks, and U.S. branches of foreign banks. The fund may also invest up to 10% of total assets (excluding reserves) in non-U.S. dollar-denominated foreign debt securities. Subject to the overall limit on fund investments in foreign debt securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Mortgage- and Asset-Backed Securities

These may take a variety of forms, including conventional mortgage securities, collateralized mortgage obligations, interest only securities, and principal only securities.

Operating policy Fund investments in mortgage- and asset-backed securities are limited to 5% of total assets.

Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices of goods and services that erodes the purchasing power of money. Treasury inflation protected securities are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This

T. Rowe Price	20

can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation protected bonds typically have lower yields than conventional fixed rate bonds.

Inflation protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation expectations for the next 10 years are 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation protected bond could decline and result in losses for the fund.

Derivatives and Leverage

A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as other potentially more complex investments such as swaps and structured notes. The use of derivatives can involve leverage. Leverage has the effect of magnifying returns, positively or negatively. The effect on returns will depend on the extent to which an investment is leveraged. For example, an investment of $1, leveraged at 2 to 1, would have the effect of an investment of $2. Leverage ratios can be higher or lower with a corresponding effect on returns. The fund may use derivatives in certain situations to help accomplish the following: to hedge against a decline in principal value, to increase yield, to manage exposure to changes in interest or currency exchange rates, to invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration or credit risk exposure.

While individual fund investments may involve leverage, the fund will not invest in any high-risk, highly leveraged derivative instrument that, at the time of entering into the derivative transaction, is expected to cause the price volatility of the portfolio to be meaningfully different from that of a long-term (over 10-year maturity) investment-grade bond.

Derivatives that may be used include the following as well as others that combine the risk characteristics and features of futures, options, and swaps:

Futures and Options Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of

More About the Fund	21

increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure. Call or put options may be purchased or sold on securities, futures, and financial indices.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund’s initial investment in such contracts.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions.” All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swaps and swaptions can be used for a variety of purposes, including: to manage a fund’s exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

There are risks in the use of swaps and swaptions. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps and swaptions may not always be successful. Using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss.

T. Rowe Price	22

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. For swaptions, the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Currency Derivatives Investors in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as proxy hedging. The fund may also use these instruments to create a synthetic bond–issued in one currency but with the currency component transformed into another currency. Foreign currency forwards, options, and futures may be used to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy The fund will not commit more than 10% of total assets to any combination of currency derivatives.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade

More About the Fund	23

on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

As a shareholder of an investment company not sponsored by T. Rowe Price, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example under Rule 144A of the Securities Act of 1933, others may have resale restrictions and can be illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and in the timing of new investments, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the interim period, the price and yield of the securities can fluctuate, and typically no

T. Rowe Price	24

interest accrues to the purchaser. At the time of delivery, the market value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Due to the differences in timing between the purchase and redemption settlement dates for the Sector Portfolios, share exchanges between certain Sector Portfolios could result in short-term borrowings in order to settle purchases of underlying portfolio securities while the purchasing Sector Portfolio awaits the receipt of redemption proceeds from the redeeming Sector Portfolio. Such borrowings are expected to be infrequent and are subject to these limits on borrowings.

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Credit Quality Considerations

The credit quality of many fund holdings is evaluated by rating agencies such as Moody’s, Standard & Poor’s, and Fitch. Credit quality refers to the issuer’s ability to meet all required interest and principal payments. The highest ratings are assigned to companies perceived to have the lowest credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower rated bonds and other debt obligations have higher yields due to greater credit risk. High-yield bonds, also called “junk” bonds, are those rated below BBB.

More About the Fund	25

Credit quality ratings are not guarantees. They are estimates of a company’s financial strength and ability to make interest and principal payments as they come due. Ratings can change at any time due to real or perceived changes in a company’s credit or financial fundamentals.

The following table shows the rating scale used by the major rating agencies.

Ratings of Corporate Debt Securities

	Moody’s Investors Service, Inc.	Standard & Poor’s Corporation	Fitch Ratings	Definition
Long Term	Aaa	AAA	AAA	Highest quality
	Aa	AA	AA	High quality
	A	A	A	Upper-medium grade
	Baa	BBB	BBB	Medium grade
	Ba	BB	BB	Speculative
	B	B	B	Highly speculative
	Caa	CCC	CCC	Vulnerable to default
	Ca	CC	CC	Default is imminent
	C	C	C	Probably in default

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund discloses its portfolio holdings for its fiscal year-end in its annual shareholder report and its portfolio holdings for its second fiscal quarter-end in its semi-annual shareholder report. Each fund also discloses its portfolio holdings for its first and third fiscal quarter-ends on Form N-Q. The shareholder reports and Form N-Q are filed with the SEC within 60 days after the end of the period covered and are available through the SEC’s website at sec.gov. Monthly portfolio holdings for the T. Rowe Price Multi-Sector Account Portfolios are disclosed to the funds’ shareholders, but no portfolio holdings are made available on any T. Rowe Price website. In addition, intra-month holdings may be disclosed to the fund’s shareholders upon request if there is a reasonable belief on the part of T. Rowe Price

T. Rowe Price	26

that the disclosure of such holdings would not be harmful to any of the other T. Rowe Price funds. A description of the funds’ policies and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive, or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account or a legal claim against an account, or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds seeking a stable share price, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

A Statement of Additional Information for the T. Rowe Price family of funds has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, will be available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your T. Rowe Price Client Service Professional.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-22620     E964-040 3/1/12

PROSPECTUS
March 1, 2012

T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio

A fund seeking high current income and capital appreciation through investments in mortgage-backed securities.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	Summary

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

Mortgage-Backed Securities Multi-Sector Account Portfolio 1
2	Information About Accounts in T. Rowe Price Funds
Pricing Shares and Receiving Sale Proceeds 6 Useful Information on Distributions and Taxes 8 Transaction Procedures and Special Requirements 10
3	More About the Fund
Organization and Management 13 More Information About the Fund and Its Investment Risks 15 Investment Policies and Practices 19 Disclosure of Fund Portfolio Information 29 Rights Reserved by the Funds 29

SUMMARY

Investment Objective

The fund seeks high current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%

Other expenses	0.02%[a]

Total annual fund operating expenses	0.02%

a Other expenses are estimated for the current fiscal year. T. Rowe Price Associates, Inc. is required to bear any of the fund’s custody fees that exceed 0.02% of the fund’s average net assets as well as all of the fund’s other operating expenses (except for interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses). Expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund and the arrangement may only be modified or terminated upon approval by the fund’s shareholders and Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$2	$6

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Investments, Risks, and Performance

Principal Investment Strategies The fund will normally invest at least 80% of its net assets in U.S. dollar-denominated mortgage-backed securities. Mortgage-backed securities are debt obligations that are backed by pools of mortgages or that represent claims to cash flows from pools of mortgage loans. The fund may invest in a wide range of mortgage-backed securities, including pass-through certificates and other securities that are backed or issued by the U.S. government and its agencies (such as the Government National Mortgage Association, the Federal National Mortgage

T. Rowe Price	2

Association or the Federal Home Loan Mortgage Corporation), mortgage-related securities issued by private banks and other non-governmental issuers, agency and non-agency collateralized mortgage obligations, and other types of mortgage-backed securities as they become available.

Mortgage pass-through certificates entitle the holder to a proportionate share of principal and interest payments made on an underlying pool of mortgage loans. The timely payment of interest and principal on securities issued by the Government National Mortgage Association is guaranteed by the full faith and credit of the U.S. government, while securities issued by the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation provide certain guarantees but are not backed by the full faith and credit of the U.S. government. Collateralized mortgage obligations take the cash flows from other mortgage-backed securities and segregate them into different classes, known as tranches, with various payment schedules and other features.

Under normal conditions, all of the securities purchased by the fund will be rated investment-grade (BBB- or higher, or an equivalent rating) at the time of purchase by at least one of the major credit rating agencies or, if unrated, deemed to be investment-grade quality by T. Rowe Price. If a security is split-rated (i.e., assigned different ratings by different credit rating agencies), the higher rating will be used for purposes of this requirement. There is no limit on the maturity of individual securities in the fund’s portfolio or on the fund’s overall weighted average maturity, which will vary and can be influenced by various factors such as the general level of interest rates and principal prepayments of certain mortgage-backed securities.

In selecting securities, the portfolio manager may weigh the characteristics of various types of mortgage-backed securities and examine yield relationships in the context of the outlook for interest rates and the economy. For example, if interest rates seem likely to fall, the portfolio manager may purchase mortgage-backed securities expected to have below-average prepayment rates with longer maturities and allocate some assets to bonds or other securities that could appreciate in that environment.

The fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The fund would generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date. In addition, the fund uses interest rate futures and interest rate swaps primarily in an effort to manage its exposure to changes in interest rates or to adjust portfolio duration.

Summary	3

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or to shift assets into and out of higher-yielding securities.

Principal Risks As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Securities with longer maturities and funds with longer weighted average maturities generally have greater interest rate risk. The market tends to discount prices of mortgage-backed securities for prepayment risk when interest rates decline. As a result, prices of mortgage-backed securities typically do not rise as much as the prices of comparable bonds during periods of falling interest rates.

Prepayment risk This is the risk that during periods of falling interest rates, borrowers will refinance their mortgages before their maturity dates, leading to the prepayment of mortgage-backed securities held by the fund. The fund would lose potential price appreciation and may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income. Certain types of collateralized mortgage obligations tend to be more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities.

Extension risk This is the risk that during periods of rising interest rates, prepayments of the underlying mortgages will occur at a slower than expected rate, thereby lengthening the average life of the mortgage-backed securities and making them more volatile.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund’s overall exposure to credit risk is relatively low because it invests significantly in higher rated securities and certain securities that are backed by the full faith and credit of the U.S. government or a federally sponsored agency. There is a higher risk of default for U.S. agency issued securities that are not guaranteed by the U.S. government and an even higher risk of default for securities not backed by any government agency, although pooling mortgages helps to mitigate some of the credit risk.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

T. Rowe Price	4

TBA risk Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, and the fund’s portfolio turnover rate and transaction costs would be increased to the extent it enters into dollar roll transactions. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

Derivatives risk The fund’s use of interest rate futures and interest rate swaps involves the risks that anticipated changes in interest rates, yield curves, or prepayment rates will not be accurately predicted, the possibility of regulatory developments that could negatively affect such instruments, and the potential for losses in excess of the fund’s initial investment. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement.

Performance Because the fund commenced operations in 2012, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained by calling 1-800-638-8790.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Andrew C. McCormick	Chairman of Investment Advisory Committee	2012	2008

Purchase and Sale of Fund Shares

The fund is not available for direct purchase by members of the public. Shares of the fund may only be purchased by or on behalf of institutional clients with whom T. Rowe Price or one of its affiliated investment advisers has an agreement to provide discretionary investment management services.

There is no minimum amount required for initial or subsequent purchases. Fund shares may be purchased, redeemed, or exchanged on any day the New York Stock Exchange is open for business. Orders to purchase, redeem, or exchange fund shares must generally be requested by the persons at T. Rowe Price authorized to make investment decisions on behalf of the institutional client.

Tax Information

The fund declares dividends daily and pays any accrued dividends on the first business day of each month. Any capital gains are declared and paid annually,

Summary	5

usually in December. Distributions declared by the fund, as well as redemptions or exchanges of fund shares, may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund and its related companies do not pay financial intermediaries for sales of the fund’s shares or related services.

Information About Accounts in T. Rowe Price Funds	2

The following policies and procedures apply only to the T. Rowe Price Multi-Sector Account Portfolios, which are funds designed for use by certain institutional separate account clients of T. Rowe Price. These funds are not available for direct purchase by the public.

PRICING SHARES AND RECEIVING SALE PROCEEDS

How and When Shares Are Priced

The share price, also called the “net asset value,” for each fund is calculated at the close of the New York Stock Exchange (normally 4 p.m. ET) each day that the New York Stock Exchange is open for business. To calculate the net asset value, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price portfolio holdings for which market quotations are readily available. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund’s pricing services. If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities. Investments in other mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Non-U.S. securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of a foreign market and the close of the New York Stock Exchange will, in its judgment, materially affect the value of some or all of the fund’s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value certain securities or a group of securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value

Information About Accounts in T. Rowe Price Funds	7

process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. The fund also evaluates a variety of factors when assigning fair values to private placements and other restricted securities. Other mutual funds may adjust the prices of their securities by different amounts.

Purchasing, Selling, or Exchanging Fund Shares

Shares of the T. Rowe Price Multi-Sector Account Portfolios (“Sector Portfolios”) are intended for purchase on behalf of institutional separately managed accounts for which T. Rowe Price or one of its affiliates has an agreement to provide discretionary investment management services. Accordingly, orders to purchase, redeem, or exchange shares of the Sector Portfolios are typically based on instructions from the personnel at T. Rowe Price authorized to make investment decisions for a particular separate account, although a transaction request may also be initiated directly by a separate account client. If a transaction request is received in correct form by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) before the close of the New York Stock Exchange (normally 4 p.m. ET), the transaction will be priced at that business day’s net asset value. If a transaction request is not received by the Sector Portfolio (from either the authorized person at T. Rowe Price or directly from a separate account client) until after the close of the New York Stock Exchange, the transaction will be priced at the next business day’s net asset value.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET. In the event of an emergency closing, a fund’s shareholders will receive the next share price calculated by the fund.

There are no minimum or maximum limits on the amounts that must be invested in the Sector Portfolios. However, there are minimum investment requirements to establish a separate account with T. Rowe Price. The Sector Portfolios reserve the right to accept a purchase that is unaccompanied by payment. Payment for these shares must be received by the time designated by the Sector Portfolio (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled and the party responsible for the canceled purchase may bear the costs of any losses incurred by the Sector Portfolio.

For a redemption of shares from the Sector Portfolios, other than from the Mortgage-Backed Securities Multi-Sector Account Portfolio (“Mortgage-Backed Sector Portfolio”), proceeds are usually sent on the third business day following the trade date of the transaction (commonly referred to as “T+3” settlement). Redemption proceeds from a sale of shares from the Mortgage-Backed Sector Portfolio will typically be sent on the next business day following the trade date of the transaction. However, under certain circumstances and when deemed to be in a Sector Portfolio’s

T. Rowe Price	8

best interests, the delivery of redemption proceeds may be delayed for up to seven calendar days after the trade date of the transaction.

Receiving the Proceeds From a Sale

The redemption proceeds from a sale of Sector Portfolio shares are generally used to purchase shares of another Sector Portfolio, used to purchase individual securities on behalf of the separate account, or remitted to the cash reserve position within the separate account. For any redemption not used for these purposes, the proceeds are typically sent by bank wire to the client’s custody account on the settlement date for the transaction. The Sector Portfolios also reserve the right, at the sole discretion of T. Rowe Price or one of its affiliates, to pay any redemption proceeds in whole or in part by an in-kind redemption of securities held by the Sector Portfolio in lieu of cash.

Because redemptions of Sector Portfolio shares (other than Mortgage-Backed Sector Portfolio shares) settle on a T+3 basis, proceeds from a redemption are not sent until at least the third business day after the trade date of the transaction.

Upon termination of an investment management agreement between a separate account client and T. Rowe Price (or one of its affiliates), any outstanding Sector Portfolio shares held by the client will be redeemed by T. Rowe Price in accordance with the terms of the agreement.

USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES

Each Sector Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify, the fund must satisfy certain income, diversification, and distribution requirements. A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if a fund were to fail to qualify as a regulated investment company, and were ineligible to or otherwise did not cure such failure, the result would be fund-level taxation and consequently a reduction in income available for distribution to the fund’s shareholders.

To the extent possible, all net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares unless another option is selected.

Information About Accounts in T. Rowe Price Funds	9

Dividends for the Sector Portfolios are declared daily and any accrued dividends for the month are typically paid on the first business day of the next month. Shares that are purchased, including any share purchases that are unaccompanied by payment, do not begin to earn dividends until the business day that payment is received by the Sector Portfolio. Shares that are redeemed continue to earn dividends through the calendar day prior to the date the redemption settles and proceeds are sent. Therefore, shares redeemed from the Mortgage-Backed Sector Portfolio will normally earn dividends through the redemption trade date and shares redeemed from the other Sector Portfolios will normally earn dividends through the second business day following the redemption trade date. However, for any shares that are redeemed on a business day prior to a weekend (or holiday) and proceeds are not sent until after the weekend (or holiday), those redeemed shares will continue to earn dividends through the weekend (or holiday). The funds do not pay dividends in fractional cents. Any dividend amount earned for a particular day on all shares held that is one-half of one cent or greater (for example, $0.016) will be rounded up to the next whole cent ($0.02), and any amount that is less than one-half of one cent (for example, $0.014) will be rounded down to the nearest whole cent ($0.01). Please note that, if the dividend payable on all shares held is less than one-half of one cent for a particular day, no dividend will be earned for that day.

Capital Gain Payments

A capital gain or loss is the difference between the purchase and sale price of a security. If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Tax Information

Any necessary tax information will be provided no later than mid-February.

Tax forms are generally issued to fund shareholders when:

• Fund shares are sold, including exchanges from one fund to another.

• A fund declares dividend or capital gain distributions.

Taxes on Fund Redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-B indicating the date and amount of each sale made in the fund during the prior year along with applicable cost basis information. This information will also be reported to the Internal Revenue Service.

T. Rowe Price	10

Taxes on Fund Distributions

If applicable, T. Rowe Price will make available, no later than mid-February, a Form 1099-DIV, Form 1099-INT, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service.

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

Tax Consequences of Hedging

Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the “record date”—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. In addition, a fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Eligible investors in the Sector Portfolios are currently limited to institutional clients that have entered into an investment management agreement for T. Rowe Price or one of its affiliates to serve as investment adviser to the client’s separately managed account. The Sector Portfolios are designed to be components of a separate account and seek to invest more efficiently in certain market sectors than is usually possible when buying individual securities for a separate account. Shares may generally only be purchased and held by institutional separate account clients with a U.S. address. Institutional separate account clients typically include corporate pension plans,

Information About Accounts in T. Rowe Price Funds	11

public pension plans, endowments, and foundations. When opening an account, the entity will be required to provide various information, as well as documents governing the existence of the entity, in order for T. Rowe Price to verify the identity of the client and persons opening the account. Transaction orders are normally initiated based on instructions from the authorized persons at T. Rowe Price responsible for portfolio management of the separate account so separate account clients do not normally trade directly in the Sector Portfolios’ shares.

Redemption proceeds will usually be applied to the short-term investment fund or other cash reserves within the separate account, invested in shares of another Sector Portfolio, or used to purchase other securities at the discretion of T. Rowe Price on behalf of a separate account. Any proceeds not used for these purposes will normally be sent by wire, although clients may receive their redemption proceeds by check if they so request or are no longer eligible to invest in the Sector Portfolios. Proceeds are normally not sent until the third business day (the next business day for the Mortgage-Backed Sector Portfolio) after the redemption request is received and processed, but proceeds may take up to seven business days to be sent if, in the judgment of the fund, an earlier payment could adversely affect the fund.

The Sector Portfolios reserve the right to automatically redeem the shares of any investor that ceases to be eligible for investment in the funds. By purchasing shares of the Sector Portfolios and entering into an investment management agreement with T. Rowe Price or one of its affiliates, the separate account client agrees that T. Rowe Price or its affiliate may redeem all Sector Portfolio shares on behalf of the client upon termination of the client’s investment management agreement or failure to meet the funds’ eligibility criteria. The liquidation of shares under these circumstances may have tax consequences for the client.

Purchase Conditions

Nonpayment Purchases of a fund may be canceled if payment is not received in a timely manner and the shareholder may be responsible for any losses or expenses incurred by the fund or its transfer agent. The funds and their agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. Dollars All purchases must be paid for in U.S. dollars.

Large Redemptions Large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy by causing the premature sale of securities that would otherwise be held longer. Therefore, the fund reserves the right (without prior notice) to pay all or part of redemption proceeds with securities from the fund’s portfolio rather than in cash.

Excessive and Short-Term Trading Policy

Frequent purchases and redemptions of fund shares may disrupt a fund’s portfolio management strategies, increase a fund’s trading costs, and negatively affect the fund’s performance. The Boards of Directors/Trustees of the T. Rowe Price funds have

T. Rowe Price	12

adopted policies that are designed to deter excessive transactions and short-term trading activity that can be harmful to the funds and their shareholders. These policies include trading limits on additional purchases and exchanges into funds under certain conditions, although shares of T. Rowe Price funds that are purchased by discretionary accounts managed by T. Rowe Price or one of its affiliates are exempt from these trading limits.

Because the Sector Portfolios are designed to be components of separately managed accounts and serve as a part of an institutional client’s asset allocation strategy, Sector Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new cash flows or accommodate reductions in account size. These funds are managed in a manner consistent with their role as investment options for separately managed accounts and are exempt from the excessive and short-term trading policies adopted for other T. Rowe Price funds. For similar reasons, the funds do not charge a redemption fee on the sale of fund shares.

More About the Fund	3

ORGANIZATION AND MANAGEMENT

How is the fund organized?

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the “corporation”) was incorporated in Maryland in 2011. Currently, the corporation consists of six series, each representing a separate pool of assets with different objectives and investment policies. The fund is an “open-end management investment company,” or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.

What is meant by “shares”?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund’s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

• Receive a proportional interest in income and capital gain distributions.

• Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund’s management contract.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send or make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

Who runs the fund?

General Oversight

The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund’s officers. At least 75% of Board members are independent of T. Rowe Price and its affiliates.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund’s portfolio manager.

T. Rowe Price	14

Investment Adviser

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio. T. Rowe Price is a SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and sub-adviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2011, T. Rowe Price and its affiliates (the “Firm”) managed approximately $489 billion for more than 11 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Andrew C. McCormick, Chairman, Anil K. Andhavarapu, Stephen L. Bartolini, Brian J. Brennan, Christopher P. Brown, Keir R. Joyce, Martin G. Lee, Alan D. Levenson, Christina Ni, and John D. Wells. The following information describes the chairman’s experience during the past five years and provides the year that the chairman first joined the Firm. Mr. McCormick has been chairman of the committee since the fund’s inception in 2012. He joined the Firm in 2008 and his investment experience dates from 1983. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Management Fee

The fund does not pay an investment management fee. However, the fund serves as an investment component within certain institutional separately managed accounts for which the investment adviser receives an investment management fee. Therefore, the investment adviser is compensated indirectly for its management of the fund pursuant to its investment management agreement with the institutional client.

The fund will bear all costs in connection with the custody of the fund’s assets up to 0.02% of the fund’s average net assets. Any custody fees in excess of this amount will be borne by the investment adviser. The investment adviser also pays all of the fund’s operating expenses other than interest and borrowing expenses, taxes, brokerage fees and commissions, and non-recurring extraordinary expenses.

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management contract with T. Rowe Price will appear in the fund’s semiannual report to shareholders for the period ended August 31.

More About the Fund	15

Fund Operations and Shareholder Services

T. Rowe Price provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc., acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds.

MORE INFORMATION ABOUT THE FUND AND ITS INVESTMENT RISKS

The fund is not available for direct purchase by the public. It is designed for investments by T. Rowe Price on behalf of institutional separate account clients.

The fund’s emphasis on mortgage-backed securities is designed to generate higher income than funds that invest primarily in U.S. Treasury securities with minimal decreases in credit quality. When interest rates rise, mortgage-backed securities tend to have better overall returns than Treasury securities, although they may not perform as well when interest rates decline.

The fund’s yield will vary. A fund’s yield is the annualized dividends earned for a given period (typically 30 days for bond funds), divided by the share price at the end of the period. A fund’s total return includes distributions from income and capital gains and the change in share price for a given period.

Credit quality refers to a bond issuer’s expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less-creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities. Treasury securities, including GNMA securities, are considered among the highest quality in the fixed-income market.

Every bond has a stated maturity date when the issuer must repay the bond’s entire principal value to the investor. However, many bonds are “callable,” meaning their principal can be repaid before the stated maturity date. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage when interest rates fall. In that environment, a bond’s “effective maturity” is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed bonds.

A bond fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond’s maturity “weighted” by the percentage of fund assets it represents. (The fund’s average effective maturity is calculated by reference to the nearest mortgage prepayment dates, call dates, or coupon reset dates of the underlying holdings.) Some funds utilize effective

T. Rowe Price	16

maturities rather than stated maturities when managing a fund to a certain average maturity, which provides additional flexibility in portfolio management.

Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond’s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years–the duration. “Effective” duration takes into account call features and sinking fund payments that may shorten a bond’s life.

Since duration can be computed for bond funds, you can estimate the effect of interest rate fluctuations on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (A bond fund’s duration is shown in its shareholder report.)

Mortgage-backed securities differ from other high-quality bonds in one major respect. Non-mortgage bonds generally repay principal (face value of the bond) when their maturity date is reached, but most mortgage-backed securities repay principal continually as homeowners make mortgage payments. Homeowners have the option of paying either part or all of the loan balance before maturity, perhaps to refinance or buy a new home. As a result, the effective maturity of a mortgage-backed security is virtually always shorter than its stated maturity. For example, a newly issued pass-through certificate backed by 30-year, fixed rate mortgages will generally have a far shorter life than 30 years - probably 12 years or less. Therefore, it will usually be about as volatile as a 10-year Treasury bond. It is possible to estimate the average life of an entire mortgage pool backing a particular security with some accuracy, but not with certainty. As a result, the fund’s exposure to prepayment and extension risks are greater than other bond funds that do not invest primarily in mortgage-backed securities.

The fund may gain investment exposure to mortgage-backed securities by entering into agreements to buy or sell securities through the TBA market. The fund would enter into a commitment to either purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for mortgage-backed securities. These transactions are considered to be TBA because the fund commits to buy a pool of mortgages that have yet to be specifically identified but will meet certain standardized parameters (such as yield, duration, and credit quality) and contain similar loan characteristics. For either purchase or sale transactions, the fund may choose to extend the settlement by “rolling” the transaction in which it sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. These transactions have the potential to enhance the fund’s returns and reduce its administrative burdens when compared with holding

More About the Fund	17

mortgage-backed securities directly, although these transactions will increase the fund’s portfolio turnover rate. During the roll period, the fund foregoes principal and interest paid on the securities. However, the fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

The fund is subject to interest rate risk in the normal course of pursuing its investment objective and uses interest rate futures and interest swaps to help manage this risk. These instruments may be used in an effort to manage exposure to interest rate changes, yield curve movements, and mortgage prepayments, adjust the duration of the fund’s portfolio, or as a cash management tool.

As with any mutual fund, there is no guarantee the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money in the fund. Some particular risks affecting the fund include the following:

Interest rate risk This is the risk that interest rates will increase, causing a decline in bond prices. (Bond prices and interest rates usually move in opposite directions.) Prices fall because the bonds and notes in the fund’s portfolio become less attractive to other investors when securities with higher yields become available. Even mortgaged-backed securities whose principal and interest payments are guaranteed can decline in price if interest rates rise. Generally speaking, the longer a bonds maturity or the longer a bond funds weighted average maturity, the greater the potential for price declines if interest rates rise and for price gains if interest rates fall. If the fund purchases longer-maturity bonds and interest rates rise, the fund’s share price could decline.

Credit risk This is the risk that an issuer of a fixed income security or counterparties to over-the-counter derivatives held by a fund will default (fail to make scheduled payments), potentially reducing the fund’s income and share price. This risk is increased when a portfolio security is downgraded or the perceived creditworthiness of an issuer or counterparty deteriorates. The fund’s exposure to credit risk is relatively low since it invests primarily in GNMAs, which are backed by the full faith and credit of the U.S. government. The remaining 20% of fund assets are high quality but not necessarily government backed. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent the fund invests in mortgage-backed securities issued by private entities, it is exposed to additional credit risk since such issuers are more likely to suffer an adverse change in financial condition that would result in a payment default or inability to meet a financial obligation.

Prepayment risk This is a risk that a fund investing in mortgage-backed securities and other debt securities that have embedded call options can be hurt when interest rates fall because borrowers tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also

T. Rowe Price	18

requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio’s total return and yield, and could result in a loss if bond prices fall below the level that the fund paid for them.

Extension risk This is the risk that a rise in interest rates or lack of refinancing opportunities can cause a fund’s average maturity to lengthen unexpectedly due to a drop in expected prepayments of mortgage-backed securities, and callable debt securities. This would increase a fund’s sensitivity to rising rates and its potential for price declines.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced market liquidity, the spread between the price at which a security can be bought and the price at which it can be sold can widen, and the fund may not be able to sell a holding readily at a price that reflects what the fund believes it should be worth. Less liquid securities can also become more difficult to value.

TBA/Dollar roll risk Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the fund will still bear the risk of any decline in the value of the security to be delivered. Dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities for different settlement dates. Because these transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the fund may be less favorable than the security delivered to the dealer.

Efforts to reduce risk Consistent with the fund’s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

• Diversification of mortgage-backed securities by coupon and type.

• Shifts in portfolio holdings, such as changing the overall mix of mortgage-backed securities, to reduce interest rate or prepayment risk and to take advantage of opportunities for higher income and capital growth. For example, when interest rates fall, prepayment risk may be reduced by buying mortgage-backed securities with lower coupons, and also by buying other securities.

• Thorough credit research by our own analysts.

• Adjusting fund duration to try to reduce the drop in price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund’s sensitivity to interest rate changes.

In addition to the fund’s investments in mortgage-backed securities, and interest rate futures and swaps, other strategies may be employed that are not considered part of the fund’s principal investment strategies. The fund may invest to a limited extent in interest-only and principal-only derivative instruments known as “strips.” Mortgage strips would typically be used to manage interest rate exposure or to enhance the

More About the Fund	19

fund’s returns. The value of these instruments can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.

A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. A fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. Derivatives involve the risk that a counterparty to the derivatives agreement will fail to make required payments or comply with the terms of the agreement. There is also the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation, which could adversely impact the value and liquidity of a derivatives contract subject to such regulation.

Recent legislation calls for a new regulatory framework for the derivatives markets. Although various rules have been proposed, the extent and impact of new regulations are not certain and it is not yet known when such rules may be adopted. New regulations may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by funds.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

INVESTMENT POLICIES AND PRACTICES

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as “fundamental policies.” Portfolio managers also follow certain “operating policies” that can be changed without shareholder approval. Shareholders will receive at least 60 days’ prior notice of any change in the policy requiring the fund to normally invest at least 80% of its net assets in mortgage-backed securities.

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions

T. Rowe Price	20

provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a fund’s securities may change after they are purchased, and this may cause the amount of a fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time it was made (this exception does not apply to a fund’s borrowing policy). However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports.

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund holdings and investment management practices.

Diversification As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund’s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund. These limitations do not apply to fund purchases of securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Bonds

A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem or “call” a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.

More About the Fund	21

A bond’s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond’s price usually rises when interest rates fall and vice versa, so its yield stays consistent with current market conditions.

Conventional fixed rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

Bonds may be unsecured (backed by the issuer’s general creditworthiness only) or secured (also backed by specified collateral). Bonds include asset- and mortgage-backed securities.

Certain bonds have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the bonds’ principal values. The maturity of those securities may be shortened under certain specified conditions.

Credit quality ratings are not guarantees. They are estimates of a company’s financial strength and ability to make interest and principal payments as they come due. Ratings can change at any time due to real or perceived changes in a company’s credit or financial fundamentals.

Bond investments may include Build America Bonds issued by state and local governments to finance capital expenditures for which they otherwise could issue tax-exempt governmental bonds. Unlike most other municipal obligations, interest received on Build America Bonds is taxable to the bondholder. These include bonds on which the issuer may receive an interest payment subsidy directly from the U.S. Treasury, known as direct pay Build America Bonds, and bonds on which the investor may receive a tax credit, known as tax credit Build America Bonds.

Mortgage-Backed Securities

The fund may invest in a variety of mortgage-backed securities. Mortgage lenders pool individual home mortgages with similar characteristics to back a certificate or bond, which is sold to investors such as the fund. Interest and principal payments generated by the underlying mortgages are passed through to the investors. The “big three” issuers are the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. Government National Mortgage Association certificates are backed by the full faith and credit of the U.S. government, while others, such as the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation certificates, are only supported by the ability to borrow from the U.S. Treasury or by the credit of the agency. (Since September 2008, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation have operated under conservatorship of the Federal Housing Finance Agency, an independent federal agency.) Private mortgage bankers and other institutions also issue mortgage-backed securities.

T. Rowe Price	22

Mortgage-backed securities are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, these securities are not an effective means of locking in long-term interest rates. In addition, when interest rates fall, the rate of mortgage prepayments tends to increase. These refinanced mortgages are paid off at face value or “par,” causing a loss for any investor who may have purchased the security at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect fund net asset value. When rates rise, the prices of mortgage-backed securities can be expected to decline. In addition, when interest rates rise and prepayments slow, the effective duration of mortgage-backed securities extends, resulting in increased price volatility.

Specific types of mortgage-backed securities in which the fund may invest include:

Agency Certificates Mortgage certificates issued by U.S. government agencies represent interests in a pool of underlying mortgages with maximum final maturities ranging from 15 to 40 years. However, due to both scheduled and unscheduled principal payments, these certificates have a shorter average life and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average life of a particular mortgage pool. However, it is standard industry practice to treat new issues of mortgage certificates as 30-year mortgage-backed securities having an average life of no greater than 12 years. Because the expected average life is a better indicator of the maturity characteristics of these certificates, principal volatility and yield may be more comparable to 10-year Treasury bonds.

Government National Mortgage Association Project Loan Securities The fund may purchase these securities which are issued by Government National Mortgage Association for multifamily projects, i.e., low to moderate income housing, nursing homes, apartment rehabilitation, housing for the elderly or handicapped, and similar projects. These bonds provide call protection for a term stated in the issue. The project loans can be made to either private enterprise or nonprofit groups. There can be penalties assessed for prepayments, creating a disincentive for early prepayment. While full and timely payment of principal and interest is guaranteed by Government National Mortgage Association, the prices of these securities could be more volatile than other Government National Mortgage Association securities depending on the financial condition of the underlying project.

Collateralized Mortgage Obligations Collateralized mortgage obligations are debt securities that are fully collateralized by a portfolio of mortgages or mortgage-backed securities including Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation, and non-agency-backed mortgages. All interest and principal payments from the underlying mortgages are passed through to the collateralized mortgage obligations in such a way as to create different classes with varying risk characteristics, payment structures,

More About the Fund	23

and maturity dates. Collateralized mortgage obligation classes may pay fixed or variable rates of interest, and certain classes have priority over others with respect to the receipt of prepayments and allocation of defaults.

Stripped Mortgage Securities Stripped mortgage securities (a type of potentially high-risk derivative) are created by separating the interest and principal payments generated by a pool of mortgage-backed securities or a collateralized mortgage obligation to create additional classes of securities. Generally, one class receives interest-only payments and another receives principal-only payments. Unlike other mortgage-backed securities and principal-only strips, the value of interest-only strips tends to move in the same direction as interest rates. The fund can use interest-only strips as a hedge against falling prepayment rates (when interest rates are rising) and/or in an unfavorable market environment. Principal-only strips can be used as a hedge against rising prepayment rates (when interest rates are falling) and/or in a favorable market environment. Interest-only strips and principal-only strips are acutely sensitive to interest rate changes and to the rate of principal prepayments.

A rapid or unexpected increase in prepayments can severely depress the price of interest-only strips, while a rapid or unexpected decrease in prepayments could have the same effect on principal-only strips. Of course, under the opposite conditions these securities may appreciate in value. These securities can be very volatile in price and may have less liquidity than most other mortgage-backed securities. Certain non-stripped collateralized mortgage obligation classes may also exhibit these qualities, especially those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition, if interest rates rise rapidly and prepayment rates slow more than expected, certain collateralized mortgage obligation classes, in addition to losing value, can exhibit characteristics of long-term securities and become more volatile. There is no guarantee that a fund’s investments in collateralized mortgage obligations, interest-only strips, or principal-only strips will be successful, and a fund’s total return could be adversely affected as a result.

Operating policy Fund investments in stripped mortgage securities are limited to 10% of total assets.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as Yankee bonds). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal

T. Rowe Price	24

rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value). These risks are heightened for investments in emerging markets.

Operating policy There is no limit on fund investments in U.S. dollar-denominated debt securities issued by foreign issuers, foreign branches of U.S. banks, and U.S. branches of foreign banks. The fund may also invest up to 10% of total assets (excluding reserves) in non-U.S. dollar-denominated foreign debt securities. Subject to the overall limit on fund investments in foreign debt securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Derivatives and Leverage

A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as other potentially more complex investments such as swaps and structured notes. The use of derivatives can involve leverage. Leverage has the effect of magnifying returns, positively or negatively. The effect on returns will depend on the extent to which an investment is leveraged. For example, an investment of $1, leveraged at 2 to 1, would have the effect of an investment of $2. Leverage ratios can be higher or lower with a corresponding effect on returns. The fund may use derivatives in certain situations to help accomplish the following: to hedge against a decline in principal value, to increase yield, to manage exposure to changes in interest or currency exchange rates, to invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration or credit risk exposure.

While individual fund investments may involve leverage, the fund will not invest in any high-risk, highly leveraged derivative instrument that, at the time of entering into the derivative transaction, is expected to cause the portfolio to be more volatile than an intermediate-term, investment-grade bond.

Derivatives that may be used include the following as well as others that combine the risk characteristics and features of futures, options, and swaps:

Futures and Options Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (when the investor purchases the option), or the obligation (when the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in interest rates, bond prices, and credit quality; as an efficient means of increasing or decreasing a fund’s exposure to a specific part or broad segment of the U.S. or foreign bond markets; in an effort to enhance income; to protect the value of portfolio

More About the Fund	25

securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure. Call or put options may be purchased or sold on securities, futures, and financial indices.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund’s initial investment in such contracts.

Operating policies Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of a fund’s net asset value. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps Fund investments may be made in interest rate, index, total return, credit default, and other types of swap agreements, as well as options on swaps, commonly referred to as “swaptions.” All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Interest rate, index, and total return swaps are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument. Swaps and swaptions can be used for a variety of purposes, including to manage a fund’s exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting a fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk exposure.

There are risks in the use of swaps and swaptions. Swaps could result in losses if interest or foreign currency exchange rates or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase a fund’s exposure to credit risk and could result in losses if evaluation of the creditworthiness of the counterparty, or of the company or government on which the credit default swap is based, is incorrect. The use of swaps and swaptions may not always be successful. Using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a fund’s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund’s investment at a reasonable price, which could turn an expected gain into a loss.

Operating policies A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party

T. Rowe Price	26

would exceed 5% of total assets or if the net amount owed or to be received by a fund under all outstanding swap agreements will exceed 10% of total assets. For swaptions, the total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Currency Derivatives Investors in foreign securities may attempt to hedge their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on foreign currencies may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as proxy hedging. The fund may also use these instruments to create a synthetic bond–issued in one currency but with the currency component transformed into another currency. Foreign currency forwards, options, and futures may be used to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities. Such transactions involve, among other risks, the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy The fund will not commit more than 10% of total assets to any combination of currency derivatives.

Investments in Other Investment Companies

A fund may invest in other investment companies, including open-end funds, closed-end funds, and exchange-traded funds.

A fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with the fund’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual

More About the Fund	27

net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

As a shareholder of an investment company not sponsored by T. Rowe Price, the fund must pay its pro-rata share of that investment company’s fees and expenses. The fund’s investments in non-T. Rowe Price investment companies are subject to the limits that apply to investments in other funds under the Investment Company Act of 1940 or under any applicable exemptive order.

Illiquid Securities

Some fund holdings may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in the ordinary course of business within seven days at approximately the prices at which they are valued. The determination of liquidity involves a variety of factors. Illiquid securities may include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example under Rule 144A of the Securities Act of 1933, others may have resale restrictions and can be illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and a fund may only be able to sell such securities at prices substantially less than what it believes they are worth.

Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in reserves. Fund reserve positions can consist of: 1) shares of a T. Rowe Price internal money fund; 2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and 3) U.S. dollar or non-U.S. dollar currencies. For temporary, defensive purposes, there is no limit on a fund’s holdings in reserves. If a fund has significant holdings in reserves, it could compromise the fund’s ability to achieve its objectives. The reserve position provides flexibility in meeting redemptions, paying expenses and in the timing of new investments, and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

When-Issued Securities and Forwards

A fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment take place after the customary settlement period for that type of security (often a month or more later). During the interim period, the price and yield of the securities can fluctuate, and typically no interest accrues to the purchaser. At the time of delivery, the market value of the

T. Rowe Price	28

securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund’s net asset value than if the fund did not purchase them.

Borrowing Money and Transferring Assets

A fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy Borrowings may not exceed 33 1/3% of total assets.

Operating policy A fund will not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. A fund will not purchase additional securities when borrowings exceed 5% of total assets.

Due to the differences in timing between the purchase and redemption settlement dates for the Sector Portfolios, share exchanges between certain Sector Portfolios could result in short-term borrowings in order to settle purchases of underlying portfolio securities while the purchasing Sector Portfolio awaits the receipt of redemption proceeds from the redeeming Sector Portfolio. Such borrowings are expected to be infrequent and are subject to these limits on borrowings.

Lending of Portfolio Securities

A fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform as well as expected.

Fundamental policy The value of loaned securities may not exceed 33 1/3% of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. A fund will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time a fund purchases or sells a security, it incurs a cost. This cost is reflected in its net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on a fund’s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

Funds investing in bonds may have higher turnover than funds investing in stocks. Unlike stocks, fixed-maturity bonds require reinvestment. For funds investing in

More About the Fund	29

mortgages and callable debt, frequent reinvestment of principal is often required. Common trading strategies, such as mortgage dollar rolls, can increase turnover. Active investment strategies, such as sector rotation and duration management, also necessitate more frequent trading.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Each T. Rowe Price fund discloses its portfolio holdings for its fiscal year-end in its annual shareholder report and its portfolio holdings for its second fiscal quarter-end in its semi-annual shareholder report. Each fund also discloses its portfolio holdings for its first and third fiscal quarter-ends on Form N-Q. The shareholder reports and Form N-Q are filed with the SEC within 60 days after the end of the period covered and are available through the SEC’s website at sec.gov. Monthly portfolio holdings for the T. Rowe Price Multi-Sector Account Portfolios are disclosed to the funds’ shareholders, but no portfolio holdings are made available on any T. Rowe Price website. In addition, intra-month holdings may be disclosed to the fund’s shareholders upon request if there is a reasonable belief on the part of T. Rowe Price that the disclosure of such holdings would not be harmful to any of the other T. Rowe Price funds. A description of the funds’ policies and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

RIGHTS RESERVED BY THE FUNDS

T. Rowe Price funds and their agents, in their sole discretion, reserve the following rights: (1) to add, waive, or lower investment minimums; (2) to accept initial purchases by telephone; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute regarding the ownership of the account or a legal claim against an account, or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and modify or terminate any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of suspected fraudulent or illegal activity, or in the event you terminate your investment advisory agreement with

T. Rowe Price	30

T. Rowe Price, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account; and (11) for money funds seeking a stable share price, to suspend redemptions and postpone the payment of proceeds to facilitate an orderly liquidation of the fund.

A Statement of Additional Information for the T. Rowe Price family of funds has been filed with the SEC and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, will be available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your T. Rowe Price Client Service Professional.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, D.C. 20549-1520.

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

1940 Act File No. 811-22620     E326-040 3/1/12